UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2022

Date of reporting period:	September 1, 2021 – August 31, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Retirement Advantage Funds

Annual report
8 | 31 | 22

Putnam Retirement Advantage Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam Retirement
Advantage
Funds

Putnam Retirement Advantage 2065 Fund	Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2060 Fund	Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2055 Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2050 Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2045 Fund	Putnam Retirement Advantage Maturity Fund

Annual report
8 | 31 | 22

Message from the Trustees

October 13, 2022

Dear Fellow Shareholder:

Financial markets are reminding us that the journey to long-term returns often involves weathering periods of heightened volatility. This year, stocks and bonds have experienced declines, and U.S. gross domestic product decreased slightly in the first and second quarters. Consumers and businesses have grappled with multidecade-high inflation. In response, the U.S. Federal Reserve has been raising interest rates to contain price pressures, and certain economic indicators have begun to show improvement.

While this challenging environment may test investors’ patience, you can be confident that Putnam portfolio managers are actively working for you. They are assessing risks while researching new and attractive investment opportunities for your fund.

We also would like to announce changes to the Board of Trustees. In July 2022, we welcomed Jennifer Williams Murphy and Marie Pillai as new Trustees. Both have a wealth of investment advisory and executive management experience. We also want to thank our Trustees who retired from the Board on June 30, 2022: Paul Joskow served with us since 1997, and Ravi Akhoury joined the Board in 2009. We wish them well.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Advantage Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 9–27 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

* The inception date of each fund (other than the 2065 Fund) is 12/31/19. For these funds, performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the higher operating expenses for class A shares. The inception date of the 2065 Fund is 12/30/20.

This comparison shows the performance of broad market indexes for the 12 months ended 8/31/22. See above and pages 9–27 for fund performance information. Index descriptions can be found on pages 34–35.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

2 Retirement Advantage Funds

How were market conditions during the 12-month reporting period ended August 31, 2022?

Global equity and fixed income markets encountered converging macroeconomic risks for much of the period. High inflation, weakening global growth, supply chain disruptions, and the Russia-Ukraine War fueled market volatility. China’s zero-Covid-19 policy also prompted extended lockdowns, further complicating global trade and growth.

After a relatively calm start to 2022, Russia’s attack on Ukraine on February 24, 2022, caused a flight to safety. Stocks declined as investors sought safe-haven assets. Sanctions against Russia caused energy shortages in Europe, and Russia’s blockade disrupted Ukraine’s food exports. Global commodity prices surged, stoking inflation.

Ample government stimulus and signs of economic recovery were supportive of financial markets initially. However, inflation rose and proved more persistent than transitory, ultimately hitting 40-year highs. Yields on U.S. Treasury bonds moved higher, as their prices declined. The Federal Reserve faced a difficult task of tempering the record-setting inflation

Retirement Advantage Funds 3

without slowing economic growth or causing unemployment to rise.

In November of 2021, the Fed outlined plans to scale back its bond purchase program and paved the way for higher interest rates in 2022. Fed officials became more aggressive in the second half of the period, raising the federal funds rate four times from near zero to a range of 2.25% and 2.50% by period-end. Notably, the Fed instituted 0.75% interest-rate hikes, the largest individual increase since 1994, in both June and July. Quantitative tightening also began in June, as the Fed implemented caps on reinvesting principal from its U.S. Treasury, agency mortgage-backed, and agency debt holdings. Investors feared the Fed’s aggressive tactics to control inflation, along with announcements from other key banks, would lead to a recession.

For the 12-month reporting period, U.S. stocks returned –11.23%, as measured by the S&P 500 Index. International stocks fared worse, returning –19.80%, as measured by the MSCI EAFE Index [ND]. Investment-grade [IG] bonds also posted losses, with the Bloomberg U.S. Aggregate Bond Index returning –11.52%. The yield on the 10-year U.S. Treasury note began the period at 1.31%. After peaking at 3.48% on June 14, 2022, the 10-year U.S. Treasury yield ended the period at 3.13%. The yield curve remained flat or inverted at times, which in past economic cycles has been an indicator for recession.

How did the Putnam Retirement Advantage Funds perform during the 12 months ended August 31, 2022?

All of the Retirement Advantage Funds delivered negative returns, with all funds trailing their respective benchmarks during the period. The funds’ negative absolute returns were driven by weakness across all asset classes.

Putnam Retirement Advantage Funds invest in underlying Putnam mutual funds [underlying funds] to create a diversified target-date portfolio. We use an important tool called a glide path to determine the funds’ allocations among asset classes and the underlying funds over time. With the glide path as a reference point, our portfolio managers make tactical decisions based on our analysis of current market risks and opportunities. Funds intended for investors further from retirement underperformed near-retirement funds during the period.

What strategies contributed to performance and what detracted?

Overall, our asset allocation decisions did not have a significant impact on benchmark-relative performance. The contribution from equity allocation decisions in aggregate was roughly flat. The portfolios were neutral to equity risk for the first few months of the period. During the first calendar quarter of 2022, the portfolios benefited from short-term tactical positions implemented to take advantage of equity market volatility. In the second quarter of 2022, a modest overweight positioning to equity risk offset some of the earlier gains. This was largely due to stocks moving into correction territory [a decline of 10% or more from a recent high].

The equity weighting ranged from modestly underweight to underweight for the final months of the period. This hurt performance in July as markets rallied but benefited the portfolios in August as stocks retreated lower. Modest underweight positioning to interest-rate risk from the start of the period until early February 2022 was slightly additive. An out-of-benchmark long exposure to commodity risk, implemented at the beginning of March 2022, led to a slight loss for the portfolios.

4 Retirement Advantage Funds

Overall, our security selection decisions detracted from performance. Our fundamental U.S. large-cap growth strategy experienced some weakness. Our opportunistic fixed income strategy also finished negative albeit to a lesser extent. Portfolios furthest from retirement experienced additional losses from emerging market equity security selection. Our fundamental U.S. large-cap value and quantitative U.S. large-cap core equity strategies were notable positive contributors. In quantitative strategies, our team analyzes stock market history to identify characteristics of stocks [factors] that have excess risk-adjusted returns. Over the period, our valuation and short interest-rate factors aided performance.

What is your near-term outlook for the markets?

We expect market volatility to persist and investor sentiment to waver given many uncertainties and fears of a looming recession.

Our near-term outlook for equities is bearish. We think the equity market has yet to bottom given the Fed’s hiking bias and lack of correction in labor market tightness. We believe the brief equity rally in July 2022 was not justified by economic activity. The indicator we use to interpret market momentum also has not confirmed the start of a new bullish trend.

Our near-term outlook for rate-sensitive fixed income is neutral. Yields have moved higher in recent months due to a significant shift in Fed policy, and investors are anticipating more interest-rate hikes ahead. While we believe further monetary policy tightening is likely to occur, we think interest rates are range bound given significant global demand for U.S. debt.

Our view on commodities is bullish. We believe prices are skewed to the upside due to low inventories across many commodities. We also believe the recent sell-off was driven more by technicals [supply and demand metrics] rather than fundamentals. This creates a buying opportunity, in our view.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the funds. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Retirement Advantage Funds 5

Against this backdrop, we continue to have conviction in our investment strategies given our ability to adapt the portfolios to changing market conditions.

Thank you, Brett, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by each fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Of special interest

The funds had no direct exposure to Russian or Ukrainian securities or markets at the end of the period. We are closely monitoring governmental actions, including the issuance of sanctions, and related market developments.

6 Retirement Advantage Funds

Composition of the funds’ underlying investments

Historically, each Putnam Retirement Advantage Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of August 31, 2022. For more information, please see each fund’s prospectus.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Multi-Asset Income Fund*

The portfolio focuses on fixed income securities, including U.S. government obligations, corporate bonds, and securitized debt instruments of any credit quality. The fund’s strategic fixed income allocation is 73% (with a range of 50% to 95%) with the balance invested in equities (with a range of 5% to 50%) and other instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Short Term Investment Fund

The fund invests in a diversified portfolio of short-duration, investment-grade fixed income securities to generate income, maintain liquidity, and preserve capital. The portfolio includes U.S. Treasuries, agency mortgage-backed securities, and a variety of investment-grade corporate bonds and notes.

Each Retirement Advantage Fund has a different target date indicating when each fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

*Prior to July 12, 2022, Putnam Multi-Asset Income Fund was known as Putnam Income Strategies Portfolio.

Retirement Advantage Funds 7

Allocations by fund as of 8/31/22

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund Class P	78.2%	72.4%	51.7%	26.3%	4.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund Class P	21.4%	27.0%	47.8%	73.1%	93.6%	74.4%	25.2%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	22.7%	71.0%	64.9%	10.3%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	20.8%	51.0%	0.0%
Putnam Multi-Asset Income
Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	9.2%	32.8%	94.1%
Putnam Short Term Investment
Fund Class G	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%

Percentages are based on net assets as of 8/31/22. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

8 Retirement Advantage Funds

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended August 31, 2022, the end of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by the funds.

Annualized fund performance Total return for periods ended 8/31/22

	Life of fund	1 year
2065 Fund
Class A (12/30/20)
Before sales charge	–0.08%	–15.94%
After sales charge	–3.56	–20.77
Class C (12/30/20)
Before CDSC	–0.78	–16.50%
After CDSC	–0.78	–17.29
Class R (12/30/20)
Net asset value	–0.46	–16.26
Class R3 (12/30/20)
Net asset value	–0.20	–16.03
Class R4 (12/30/20)
Net asset value	0.07	–15.79
Class R5 (12/30/20)
Net asset value	0.22	–15.66
Class R6 (12/30/20)
Net asset value	0.27	–15.65
Class Y (12/30/20)
Net asset value	0.17	–15.73

Retirement Advantage Funds 9

Annualized fund performance Total return for periods ended 8/31/22 cont.

	Life of fund	1 year
2060 Fund
Class A (9/1/20)
Before sales charge	5.69%	–15.91%
After sales charge	3.37	–20.74
Class C (9/1/20)
Before CDSC	4.93	–16.48
After CDSC	4.93	–17.18
Class R (9/1/20)
Net asset value	5.26	–16.22
Class R3 (9/1/20)
Net asset value	5.54	–15.97
Class R4 (9/1/20)
Net asset value	5.75	–15.81
Class R5 (9/1/20)
Net asset value	5.90	–15.67
Class R6 (12/31/19)
Net asset value	6.03	–15.55
Class Y (9/1/20)
Net asset value	5.94	–15.58

	Life of fund	1 year
2055 Fund
Class A (9/1/20)
Before sales charge	5.40%	–15.71%
After sales charge	3.09	–20.55
Class C (9/1/20)
Before CDSC	4.66	–16.28
After CDSC	4.66	–17.00
Class R (9/1/20)
Net asset value	4.99	–16.02
Class R3 (9/1/20)
Net asset value	5.27	–15.78
Class R4 (9/1/20)
Net asset value	5.48	–15.62
Class R5 (9/1/20)
Net asset value	5.63	–15.48
Class R6 (12/31/19)
Net asset value	5.76	–15.37
Class Y (9/1/20)
Net asset value	5.63	–15.48

10 Retirement Advantage Funds

Annualized fund performance Total return for periods ended 8/31/22 cont.

	Life of fund	1 year
2050 Fund
Class A (9/1/20)
Before sales charge	5.06%	–15.35%
After sales charge	2.75	–20.22
Class C (9/1/20)
Before CDSC	4.29	–16.00
After CDSC	4.29	–16.72
Class R (9/1/20)
Net asset value	4.63	–15.74
Class R3 (9/1/20)
Net asset value	4.91	–15.49
Class R4 (9/1/20)
Net asset value	5.11	–15.34
Class R5 (9/1/20)
Net asset value	5.26	–15.19
Class R6 (12/31/19)
Net asset value	5.39	–15.08
Class Y (9/1/20)
Net asset value	5.26	–15.19

	Life of fund	1 year
2045 Fund
Class A (9/1/20)
Before sales charge	4.61%	–15.04%
After sales charge	2.31	–19.92
Class C (9/1/20)
Before CDSC	3.86	–15.63
After CDSC	3.86	–16.36
Class R (9/1/20)
Net asset value	4.17	–15.41
Class R3 (9/1/20)
Net asset value	4.46	–15.16
Class R4 (9/1/20)
Net asset value	4.70	–14.92
Class R5 (9/1/20)
Net asset value	4.85	–14.77
Class R6 (12/31/19)
Net asset value	4.94	–14.76
Class Y (9/1/20)
Net asset value	4.81	–14.85

Retirement Advantage Funds 11

Annualized fund performance Total return for periods ended 8/31/22 cont.

	Life of fund	1 year
2040 Fund
Class A (9/1/20)
Before sales charge	4.37%	–14.47%
After sales charge	2.08	–19.39
Class C (9/1/20)
Before CDSC	3.61	–15.12
After CDSC	3.61	–15.87
Class R (9/1/20)
Net asset value	3.93	–14.87
Class R3 (9/1/20)
Net asset value	4.22	–14.56
Class R4 (9/1/20)
Net asset value	4.42	–14.46
Class R5 (9/1/20)
Net asset value	4.57	–14.32
Class R6 (12/31/19)
Net asset value	4.70	–14.21
Class Y (9/1/20)
Net asset value	4.57	–14.32

	Life of fund	1 year
2035 Fund
Class A (9/1/20)
Before sales charge	3.88%	–13.69%
After sales charge	1.60	–18.65
Class C (9/1/20)
Before CDSC	3.14	–14.26
After CDSC	3.14	–15.01
Class R (9/1/20)
Net asset value	3.47	–14.00
Class R3 (9/1/20)
Net asset value	3.71	–13.84
Class R4 (9/1/20)
Net asset value	3.95	–13.59
Class R5 (9/1/20)
Net asset value	4.11	–13.44
Class R6 (12/31/19)
Net asset value	4.24	–13.34
Class Y (9/1/20)
Net asset value	4.11	–13.43

12 Retirement Advantage Funds

Annualized fund performance Total return for periods ended 8/31/22 cont.

	Life of fund	1 year
2030 Fund
Class A (9/1/20)
Before sales charge	2.96%	–12.89%
After sales charge	0.70	–17.90
Class C (9/1/20)
Before CDSC	2.22	–13.50
After CDSC	2.22	–14.27
Class R (9/1/20)
Net asset value	2.57	–13.20
Class R3 (9/1/20)
Net asset value	2.81	–13.03
Class R4 (9/1/20)
Net asset value	3.05	–12.79
Class R5 (9/1/20)
Net asset value	3.20	–12.64
Class R6 (12/31/19)
Net asset value	3.29	–12.56
Class Y (9/1/20)
Net asset value	3.20	–12.64

	Life of fund	1 year
2025 Fund
Class A (9/1/20)
Before sales charge	0.91%	–12.36%
After sales charge	–1.30	–17.40
Class C (9/1/20)
Before CDSC	0.20	–12.98
After CDSC	0.20	–13.80
Class R (9/1/20)
Net asset value	0.52	–12.68
Class R3 (9/1/20)
Net asset value	0.79	–12.45
Class R4 (9/1/20)
Net asset value	0.99	–12.29
Class R5 (9/1/20)
Net asset value	1.14	–12.14
Class R6 (12/31/19)
Net asset value	1.24	–12.05
Class Y (9/1/20)
Net asset value	1.14	–12.14

Retirement Advantage Funds 13

Annualized fund performance Total return for periods ended 8/31/22 cont.

	Life of fund	1 year
Maturity Fund
Class A (9/1/20)
Before sales charge	0.22%	–11.91%
After sales charge	–1.98	–16.97
Class C (9/1/20)
Before CDSC	–0.54	–12.59
After CDSC	–0.54	–13.43
Class R (9/1/20)
Net asset value	–0.20	–12.26
Class R3 (9/1/20)
Net asset value	0.05	–12.03
Class R4 (9/1/20)
Net asset value	0.26	–11.81
Class R5 (9/1/20)
Net asset value	0.39	–11.77
Class R6 (12/31/19)
Net asset value	0.56	–11.57
Class Y (9/1/20)
Net asset value	0.39	–11.77

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for Retirement Advantage Maturity Fund class A shares is 4.00%. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6, and Y shares have no initial sales charge or CDSC. The inception date of each fund (other than the 2065 Fund) is 12/31/19. For these funds, for class A, C, R, R3, R4, R5, and Y shares prior to their inception is derived from the historical performance of class R6 shares by adjusting for the higher applicable sales charges (in the case of after-sales-charge returns) and operating expenses for such shares.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Comparative annualized index returns Total return for the periods ended 8/31/22

		Life of fund
	Life of fund	(since 12/30/20)*	1 year
S&P Target Date To 2065+ Index	—	–0.07%	–13.89%
S&P Target Date To 2060 Index	4.53%	—	–14.04
S&P Target Date To 2055 Index	4.27	—	–13.98
S&P Target Date To 2050 Index	4.30	—	–13.91
S&P Target Date To 2045 Index	4.00	—	–13.74
S&P Target Date To 2040 Index	3.83	—	–13.24
S&P Target Date To 2035 Index	3.58	—	–12.69
S&P Target Date To 2030 Index	3.04	—	–11.85
S&P Target Date To 2025 Index	2.40	—	–10.94
S&P Target Date To Retirement Income Index	1.23	—	–10.16

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The inception date of Putnam Retirement Advantage 2065 Fund.

14 Retirement Advantage Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $9,870, $9,923, $9,967, $10,012, $10,037, $10,046, and $10,029, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $11,369, $11,464, $11,547, $11,607, $11,650, $11,691, and $11,664, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Retirement Advantage Funds 15

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $11,292, $11,388, $11,469, $11,528, $11,574, $11,612, and $11,574, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $11,186, $11,282, $11,363, $11,421, $11,466, $11,504, and $11,466, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

16 Retirement Advantage Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $11,064, $11,152, $11,233, $11,302, $11,346, $11,373, and $11,336, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $10,991, $11,084, $11,164, $11,221, $11,266, $11,303, and $11,266, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Retirement Advantage Funds 17

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $10,859, $10,952, $11,020, $11,090, $11,133, $11,170, and $11,135, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $10,602, $10,700, $10,767, $10,833, $10,876, $10,902, and $10,876, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

18 Retirement Advantage Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $10,054, $10,139, $10,212, $10,267, $10,308, $10,333, and $10,308, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C, R, R3, R4, R5, R6, and Y shares would have been valued at $9,856, $9,946, $10,014, $10,071, $10,105, $10,150, and $10,105, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Retirement Advantage Funds 19

Fund price and distribution information For the year ended 8/31/22

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/21	8/31/22
2065 Fund

Class A	1	$0.673	—	—	$0.673	Before sales charge	$11.88	$9.43
						After sales charge	12.60	10.01
Class C	1	0.571	—	—	0.571	Net asset value	11.82	9.40
Class R	1	0.610	—	—	0.610	Net asset value	11.85	9.42
Class R3	1	0.638	—	—	0.638	Net asset value	11.87	9.44
Class R4	1	0.667	—	—	0.667	Net asset value	11.89	9.46
Class R5	1	0.684	—	—	0.684	Net asset value	11.90	9.47
Class R6	1	0.695	—	—	0.695	Net asset value	11.91	9.47
Class Y	1	0.687	—	—	0.687	Net asset value	11.90	9.46
2060 Fund

Class A	1	$0.749	$0.427	$1.250	$2.426	Before sales charge	$13.66	$9.48
						After sales charge	14.49	10.06
Class C	1	0.642	0.427	1.250	2.319	Net asset value	13.59	9.44
Class R	1	0.687	0.427	1.250	2.364	Net asset value	13.62	9.46
Class R3	1	0.719	0.427	1.250	2.396	Net asset value	13.64	9.48
Class R4	1	0.751	0.427	1.250	2.428	Net asset value	13.66	9.49
Class R5	1	0.771	0.427	1.250	2.448	Net asset value	13.67	9.50
Class R6	1	0.784	0.427	1.250	2.461	Net asset value	13.68	9.51
Class Y	1	0.771	0.427	1.250	2.448	Net asset value	13.67	9.51
2055 Fund

Class A	1	$0.750	$0.870	$0.381	$2.001	Before sales charge	$13.43	$9.66
						After sales charge	14.25	10.25
Class C	1	0.640	0.870	0.381	1.891	Net asset value	13.37	9.63
Class R	1	0.684	0.870	0.381	1.935	Net asset value	13.40	9.65
Class R3	1	0.715	0.870	0.381	1.966	Net asset value	13.42	9.67
Class R4	1	0.747	0.870	0.381	1.998	Net asset value	13.44	9.68
Class R5	1	0.767	0.870	0.381	2.018	Net asset value	13.45	9.69
Class R6	1	0.780	0.870	0.381	2.031	Net asset value	13.46	9.70
Class Y	1	0.767	0.870	0.381	2.018	Net asset value	13.45	9.69
2050 Fund

Class A	1	$0.732	$0.446	$0.810	$1.988	Before sales charge	$13.23	$9.54
						After sales charge	14.04	10.12
Class C	1	0.626	0.446	0.810	1.882	Net asset value	13.17	9.50
Class R	1	0.670	0.446	0.810	1.926	Net asset value	13.20	9.52
Class R3	1	0.701	0.446	0.810	1.957	Net asset value	13.22	9.54
Class R4	1	0.732	0.446	0.810	1.988	Net asset value	13.24	9.55
Class R5	1	0.751	0.446	0.810	2.007	Net asset value	13.25	9.56
Class R6	1	0.764	0.446	0.810	2.020	Net asset value	13.26	9.57
Class Y	1	0.751	0.446	0.810	2.007	Net asset value	13.25	9.56

20 Retirement Advantage Funds

Fund price and distribution information For the year ended 8/31/22 cont.

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/21	8/31/22
2045 Fund

Class A	1	$0.702	$0.554	$0.512	$1.768	Before sales charge	$13.14	$9.68
						After sales charge	13.94	10.27
Class C	1	0.603	0.554	0.512	1.669	Net asset value	13.09	9.65
Class R	1	0.642	0.554	0.512	1.708	Net asset value	13.12	9.67
Class R3	1	0.673	0.554	0.512	1.739	Net asset value	13.14	9.69
Class R4	1	0.704	0.554	0.512	1.770	Net asset value	13.16	9.71
Class R5	1	0.723	0.554	0.512	1.789	Net asset value	13.17	9.72
Class R6	1	0.736	0.554	0.512	1.802	Net asset value	13.18	9.72
Class Y	1	0.723	0.554	0.512	1.789	Net asset value	13.17	9.71
2040 Fund

Class A	1	$0.673	$0.478	$0.483	$1.634	Before sales charge	$12.91	$9.66
						After sales charge	13.70	10.25
Class C	1	0.578	0.478	0.483	1.539	Net asset value	12.86	9.62
Class R	1	0.620	0.478	0.483	1.581	Net asset value	12.89	9.64
Class R3	1	0.651	0.478	0.483	1.612	Net asset value	12.90	9.66
Class R4	1	0.682	0.478	0.483	1.643	Net asset value	12.93	9.67
Class R5	1	0.700	0.478	0.483	1.661	Net asset value	12.94	9.68
Class R6	1	0.713	0.478	0.483	1.674	Net asset value	12.95	9.69
Class Y	1	0.700	0.478	0.483	1.661	Net asset value	12.94	9.68
2035 Fund

Class A	1	$0.656	$0.353	$0.592	$1.601	Before sales charge	$12.64	$9.54
						After sales charge	13.41	10.12
Class C	1	0.553	0.353	0.592	1.498	Net asset value	12.58	9.51
Class R	1	0.595	0.353	0.592	1.540	Net asset value	12.61	9.53
Class R3	1	0.625	0.353	0.592	1.570	Net asset value	12.63	9.54
Class R4	1	0.656	0.353	0.592	1.601	Net asset value	12.65	9.56
Class R5	1	0.674	0.353	0.592	1.619	Net asset value	12.66	9.57
Class R6	1	0.686	0.353	0.592	1.631	Net asset value	12.67	9.58
Class Y	1	0.676	0.353	0.592	1.621	Net asset value	12.66	9.57
2030 Fund

Class A	1	$0.574	$0.376	$0.406	$1.356	Before sales charge	$12.29	$9.53
						After sales charge	13.04	10.11
Class C	1	0.526	0.376	0.406	1.308	Net asset value	12.23	9.45
Class R	1	0.503	0.376	0.406	1.285	Net asset value	12.26	9.53
Class R3	1	0.533	0.376	0.406	1.315	Net asset value	12.28	9.54
Class R4	1	0.562	0.376	0.406	1.344	Net asset value	12.30	9.56
Class R5	1	0.580	0.376	0.406	1.362	Net asset value	12.31	9.57
Class R6	1	0.592	0.376	0.406	1.374	Net asset value	12.31	9.57
Class Y	1	0.580	0.376	0.406	1.362	Net asset value	12.31	9.57

Retirement Advantage Funds 21

Fund price and distribution information For the year ended 8/31/22 cont.

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/21	8/31/22
2025 Fund

Class A	1	$0.354	$0.174	$0.227	$0.755	Before sales charge	$11.46	$9.38
						After sales charge	12.16	9.95
Class C	1	0.282	0.174	0.227	0.683	Net asset value	11.42	9.34
Class R	1	0.294	0.174	0.227	0.695	Net asset value	11.44	9.38
Class R3	1	0.321	0.174	0.227	0.722	Net asset value	11.46	9.40
Class R4	1	0.349	0.174	0.227	0.750	Net asset value	11.48	9.41
Class R5	1	0.366	0.174	0.227	0.767	Net asset value	11.49	9.42
Class R6	1	0.378	0.174	0.227	0.779	Net asset value	11.49	9.42
Class Y	1	0.366	0.174	0.227	0.767	Net asset value	11.49	9.42
Maturity
Fund

Class A	1	$0.319	$0.031	$0.126	$0.476	Before sales charge	$11.26	$9.50
						After sales charge	11.73	9.90
Class C	1	0.312	0.031	0.126	0.469	Net asset value	11.19	9.37
Class R	1	0.315	0.031	0.126	0.472	Net asset value	11.22	9.43
Class R3	1	0.318	0.031	0.126	0.475	Net asset value	11.24	9.47
Class R4	1	0.320	0.031	0.126	0.477	Net asset value	11.26	9.51
Class R5	1	0.322	0.031	0.126	0.479	Net asset value	11.28	9.53
Class R6	1	0.323	0.031	0.126	0.480	Net asset value	11.29	9.56
Class Y	1	0.322	0.031	0.126	0.479	Net asset value	11.28	9.53

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except Retirement Advantage Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

22 Retirement Advantage Funds

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/22

	Life of fund	1 year
2065 Fund
Class A (12/30/20)
Before sales charge	–5.07%	–19.50%
After sales charge	–8.22	–24.13
Class C (12/30/20)
Before CDSC	–5.78	–20.06
After CDSC	–5.78	–20.82
Class R (12/30/20)
Net asset value	–5.42	–19.74
Class R3 (12/30/20)
Net asset value	–5.23	–19.67
Class R4 (12/30/20)
Net asset value	–4.98	–19.43
Class R5 (12/30/20)
Net asset value	–4.84	–19.30
Class R6 (12/30/20)
Net asset value	–4.73	–19.20
Class Y (12/30/20)
Net asset value	–4.82	–19.28

	Life of fund	1 year
2060 Fund
Class A (9/1/20)
Before sales charge	2.14%	–19.44%
After sales charge	–0.03	–24.07
Class C (9/1/20)
Before CDSC	1.41	–20.00
After CDSC	1.41	–20.66
Class R (9/1/20)
Net asset value	1.73	–19.74
Class R3 (9/1/20)
Net asset value	2.00	–19.49
Class R4 (9/1/20)
Net asset value	2.20	–19.33
Class R5 (9/1/20)
Net asset value	2.38	–19.17
Class R6 (12/31/19)
Net asset value	2.47	–19.08
Class Y (9/1/20)
Net asset value	2.39	–19.17

Retirement Advantage Funds 23

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/22 cont.

	Life of fund	1 year
2055 Fund
Class A (9/1/20)
Before sales charge	2.02%	–19.04%
After sales charge	–0.15	–23.70
Class C (9/1/20)
Before CDSC	1.27	–19.69
After CDSC	1.27	–20.38
Class R (9/1/20)
Net asset value	1.59	–19.44
Class R3 (9/1/20)
Net asset value	1.86	–19.20
Class R4 (9/1/20)
Net asset value	2.10	–18.95
Class R5 (9/1/20)
Net asset value	2.25	–18.87
Class R6 (12/31/19)
Net asset value	2.33	–18.79
Class Y (9/1/20)
Net asset value	2.25	–18.87

	Life of fund	1 year
2050 Fund
Class A (9/1/20)
Before sales charge	1.83%	–18.62%
After sales charge	–0.34	–23.30
Class C (9/1/20)
Before CDSC	1.05	–19.35
After CDSC	1.05	–20.04
Class R (9/1/20)
Net asset value	1.41	–19.00
Class R3 (9/1/20)
Net asset value	1.64	–18.85
Class R4 (9/1/20)
Net asset value	1.87	–18.60
Class R5 (9/1/20)
Net asset value	2.02	–18.46
Class R6 (12/31/19)
Net asset value	2.15	–18.35
Class Y (9/1/20)
Net asset value	2.02	–18.46

24 Retirement Advantage Funds

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/22 cont.

	Life of fund	1 year
2045 Fund
Class A (9/1/20)
Before sales charge	1.57%	–18.11%
After sales charge	–0.59	–22.82
Class C (9/1/20)
Before CDSC	0.82	–18.78
After CDSC	0.82	–19.49
Class R (9/1/20)
Net asset value	1.16	–18.47
Class R3 (9/1/20)
Net asset value	1.39	–18.32
Class R4 (9/1/20)
Net asset value	1.62	–18.08
Class R5 (9/1/20)
Net asset value	1.77	–18.00
Class R6 (12/31/19)
Net asset value	1.90	–17.83
Class Y (9/1/20)
Net asset value	1.77	–17.93

	Life of fund	1 year
2040 Fund
Class A (9/1/20)
Before sales charge	1.46%	–17.51%
After sales charge	–0.70	–22.25
Class C (9/1/20)
Before CDSC	0.73	–18.16
After CDSC	0.73	–18.88
Class R (9/1/20)
Net asset value	1.05	–17.91
Class R3 (9/1/20)
Net asset value	1.32	–17.66
Class R4 (9/1/20)
Net asset value	1.55	–17.41
Class R5 (9/1/20)
Net asset value	1.70	–17.27
Class R6 (12/31/19)
Net asset value	1.78	–17.26
Class Y (9/1/20)
Net asset value	1.70	–17.27

Retirement Advantage Funds 25

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/22 cont.

	Life of fund	1 year
2035 Fund
Class A (9/1/20)
Before sales charge	1.21%	–16.55%
After sales charge	–0.94	–21.35
Class C (9/1/20)
Before CDSC	0.51	–17.17
After CDSC	0.51	–17.90
Class R (9/1/20)
Net asset value	0.82	–16.85
Class R3 (9/1/20)
Net asset value	1.09	–16.67
Class R4 (9/1/20)
Net asset value	1.29	–16.51
Class R5 (9/1/20)
Net asset value	1.44	–16.36
Class R6 (12/31/19)
Net asset value	1.56	–16.26
Class Y (9/1/20)
Net asset value	1.44	–16.35

	Life of fund	1 year
2030 Fund
Class A (9/1/20)
Before sales charge	0.63%	–15.61%
After sales charge	–1.51	–20.46
Class C (9/1/20)
Before CDSC	–0.10	–16.16
After CDSC	–0.10	–16.91
Class R (9/1/20)
Net asset value	0.22	–15.92
Class R3 (9/1/20)
Net asset value	0.49	–15.67
Class R4 (9/1/20)
Net asset value	0.72	–15.42
Class R5 (9/1/20)
Net asset value	0.87	–15.35
Class R6 (12/31/19)
Net asset value	0.95	–15.26
Class Y (9/1/20)
Net asset value	0.87	–15.35

26 Retirement Advantage Funds

Annualized fund performance for the most recent calendar quarter
Total return for periods ended 9/30/22 cont.

	Life of fund	1 year
2025 Fund
Class A (9/1/20)
Before sales charge	–0.98%	–14.97%
After sales charge	–3.09	–19.86
Class C (9/1/20)
Before CDSC	–1.71	–15.61
After CDSC	–1.71	–16.40
Class R (9/1/20)
Net asset value	–1.40	–15.30
Class R3 (9/1/20)
Net asset value	–1.14	–15.06
Class R4 (9/1/20)
Net asset value	–0.94	–14.91
Class R5 (9/1/20)
Net asset value	–0.76	–14.67
Class R6 (12/31/19)
Net asset value	–0.67	–14.65
Class Y (9/1/20)
Net asset value	–0.76	–14.67

	Life of fund	1 year
Maturity Fund
Class A (9/1/20)
Before sales charge	–1.50%	–14.31%
After sales charge	–3.60	–19.24
Class C (9/1/20)
Before CDSC	–2.21	–14.86
After CDSC	–2.21	–15.67
Class R (9/1/20)
Net asset value	–1.92	–14.68
Class R3 (9/1/20)
Net asset value	–1.66	–14.44
Class R4 (9/1/20)
Net asset value	–1.46	–14.21
Class R5 (9/1/20)
Net asset value	–1.29	–14.08
Class R6 (12/31/19)
Net asset value	–1.16	–13.96
Class Y (9/1/20)
Net asset value	–1.29	–14.08

See the discussion following the fund performance tables on page 14 for information about the calculation of fund performance.

Retirement Advantage Funds 27

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year
ended 8/31/21†	80.44%	81.19%	80.84%	80.59%	80.34%	80.19%	80.09%	80.19%
Annualized expense ratio for the
six-month period ended 8/31/22 #‡	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2060 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	12.02%	12.77%	12.42%	12.17%	11.92%	11.77%	11.67%	11.77%
Annualized expense ratio for the
six-month period ended 8/31/22#‡	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2055 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	6.02%	6.77%	6.42%	6.17%	5.92%	5.77%	5.67%	5.77%
Annualized expense ratio for the
six-month period ended 8/31/22#‡	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%
2050 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	4.37%	5.12%	4.77%	4.52%	4.27%	4.12%	4.02%	4.12%
Annualized expense ratio for the
six-month period ended 8/31/22#‡	0.16%	0.91%	0.56%	0.31%	0.06%	–0.09%	–0.19%	–0.09%
2045 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	3.19%	3.94%	3.59%	3.34%	3.09%	2.94%	2.84%	2.94%
Annualized expense ratio for the
six-month period ended 8/31/22#‡	0.16%	0.91%	0.56%	0.31%	0.06%	–0.09%	–0.19%	–0.09%

28 Retirement Advantage Funds

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2040 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	3.27%	4.02%	3.67%	3.42%	3.17%	3.02%	2.92%	3.02%
Annualized expense ratio for the
six-month period ended 8/31/22#‡	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2035 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	2.70%	3.45%	3.10%	2.85%	2.60%	2.45%	2.35%	2.45%
Annualized expense ratio for the
six-month period ended 8/31/22#‡	0.22%	0.97%	0.62%	0.37%	0.12%	–0.03%	–0.13%	–0.03%
2030 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	2.72%	3.47%	3.12%	2.87%	2.62%	2.47%	2.37%	2.47%
Annualized expense ratio for the
six-month period ended 8/31/22#‡	0.27%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%
2025 Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	2.69%	3.44%	3.09%	2.84%	2.59%	2.44%	2.34%	2.44%
Annualized expense ratio for the
six-month period ended 8/31/22#‡	0.33%	1.08%	0.73%	0.48%	0.23%	0.08%	–0.02%	0.08%
Maturity Fund
Net expenses for the fiscal year
ended 8/31/21*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/21†	2.33%	3.08%	2.73%	2.48%	2.23%	2.08%	1.98%	2.08%
Annualized expense ratio for the
six-month period ended 8/31/22#‡	0.54%	1.29%	0.94%	0.69%	0.44%	0.29%	0.19%	0.29%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.62%
2060 Fund	0.62%
2055 Fund	0.63%
2050 Fund	0.63%
2045 Fund	0.63%
2040 Fund	0.61%
2035 Fund	0.56%
2030 Fund	0.51%
2025 Fund	0.45%
Maturity Fund	0.20%

* Reflects Putnam Management’s decision to contractually limit expenses through 12/30/24.

† Restated to reflect current fees.

Retirement Advantage Funds 29

# Expense ratios for each class are for the funds’ most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights. Excludes the expense ratio of the underlying Putnam mutual funds.

‡ Annualized acquired fund expense limitation includes one-time proxy cost of the following:

2065 Fund	<0.01%
2060 Fund	<0.01%
2055 Fund	<0.01%
2050 Fund	<0.01%
2045 Fund	<0.01%
2040 Fund	0.01%
2035 Fund	0.01%
2030 Fund	<0.01%
2025 Fund	<0.01%
Maturity Fund	<0.01%

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 3/1/22 to 8/31/22. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.86	$4.44	$2.77	$1.58	$0.38	$(0.33)	$(0.81)	$(0.33)
Ending value (after expenses)	$896.40	$893.50	$894.60	$895.60	$897.50	$897.60	$897.60	$897.50
2060 Fund
Expenses paid per $1,000*†	$0.86	$4.44	$2.77	$1.58	$0.38	$(0.33)	$(0.81)	$(0.33)
Ending value (after expenses)	$896.90	$893.10	$895.00	$896.00	$897.00	$897.10	$898.00	$898.00
2055 Fund
Expenses paid per $1,000*†	$0.81	$4.39	$2.72	$1.53	$0.33	$(0.38)	$(0.86)	$(0.38)
Ending value (after expenses)	$896.90	$894.20	$896.00	$897.00	$898.00	$898.10	$899.00	$898.10
2050 Fund
Expenses paid per $1,000*†	$0.77	$4.35	$2.68	$1.48	$0.29	$(0.43)	$(0.91)	$(0.43)
Ending value (after expenses)	$899.20	$895.40	$896.40	$898.30	$898.40	$899.30	$900.30	$899.30
2045 Fund
Expenses paid per $1,000*†	$0.77	$4.35	$2.68	$1.48	$0.29	$(0.43)	$(0.91)	$(0.43)
Ending value (after expenses)	$900.50	$897.70	$898.70	$899.70	$901.60	$901.70	$901.70	$901.60
2040 Fund
Expenses paid per $1,000*†	$0.86	$4.46	$2.78	$1.58	$0.38	$(0.34)	$(0.82)	$(0.34)
Ending value (after expenses)	$904.50	$900.70	$901.80	$903.60	$904.60	$904.70	$905.60	$904.70
2035 Fund
Expenses paid per $1,000*†	$1.06	$4.66	$2.98	$1.78	$0.58	$(0.14)	$(0.63)	$(0.14)
Ending value (after expenses)	$909.40	$906.60	$908.50	$908.60	$910.50	$911.40	$911.50	$911.40
2030 Fund
Expenses paid per $1,000*†	$1.30	$4.92	$3.23	$2.03	$0.82	$0.10	$(0.39)	$0.10
Ending value (after expenses)	$915.50	$912.20	$913.70	$914.70	$915.70	$916.70	$916.70	$916.70
2025 Fund
Expenses paid per $1,000*†	$1.60	$5.21	$3.53	$2.32	$1.11	$0.39	$(0.10)	$0.39
Ending value (after expenses)	$917.80	$914.80	$916.00	$918.00	$918.90	$919.00	$919.00	$919.00

30 Retirement Advantage Funds

Expenses per $1,000 cont.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maturity Fund
Expenses paid per $1,000*†	$2.58	$6.17	$4.50	$3.34	$2.12	$1.40	$0.88	$1.40
Ending value (after expenses)	$897.60	$897.60	$897.50	$918.80	$914.10	$916.40	$836.40	$919.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six-months ended 8/31/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365).

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 8/31/22, use the following calculation method. To find the value of your investment on 3/1/22, call Putnam at 1-800-225-1581.

Retirement Advantage Funds 31

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Retirement Advantage Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.92	$4.74	$2.96	$1.68	$0.41	$(0.36)	$(0.87)	$(0.36)
Ending value (after expenses)	$1,024.30	$1,020.52	$1,022.28	$1,023.54	$1,024.80	$1,025.56	$1,026.06	$1,025.56
2060 Fund
Expenses paid per $1,000*†	$0.92	$4.74	$2.96	$1.68	$0.41	$(0.36)	$(0.87)	$(0.36)
Ending value (after expenses)	$1,024.30	$1,020.52	$1,022.28	$1,023.54	$1,024.80	$1,025.56	$1,026.06	$1,025.56
2055 Fund
Expenses paid per $1,000*†	$0.87	$4.69	$2.91	$1.63	$0.36	$(0.41)	$(0.92)	$(0.41)
Ending value (after expenses)	$1,024.35	$1,020.57	$1,022.33	$1,023.59	$1,024.85	$1,025.61	$1,026.11	$1,025.61
2050 Fund
Expenses paid per $1,000*†	$0.82	$4.63	$2.85	$1.58	$0.31	$(0.46)	$(0.97)	$(0.46)
Ending value (after expenses)	$1,024.40	$1,020.62	$1,022.38	$1,023.64	$1,024.90	$1,025.66	$1,026.16	$1,025.66
2045 Fund
Expenses paid per $1,000*†	$0.82	$4.63	$2.85	$1.58	$0.31	$(0.46)	$(0.97)	$(0.46)
Ending value (after expenses)	$1,024.40	$1,020.62	$1,022.38	$1,023.64	$1,024.90	$1,025.66	$1,026.16	$1,025.66
2040 Fund
Expenses paid per $1,000*†	$0.92	$4.74	$2.96	$1.68	$0.41	$(0.36)	$(0.87)	$(0.36)
Ending value (after expenses)	$1,024.30	$1,020.52	$1,022.28	$1,023.54	$1,024.80	$1,025.56	$1,026.06	$1,025.56
2035 Fund
Expenses paid per $1,000*†	$1.12	$4.94	$3.16	$1.89	$0.61	$(0.15)	$(0.66)	$(0.15)
Ending value (after expenses)	$1,024.10	$1,020.32	$1,022.08	$1,023.34	$1,024.60	$1,025.36	$1,025.86	$1,025.36
2030 Fund
Expenses paid per $1,000*†	$1.38	$5.19	$3.41	$2.14	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,023.84	$1,020.06	$1,021.83	$1,023.09	$1,024.35	$1,025.10	$1,025.61	$1,025.10
2025 Fund
Expenses paid per $1,000*†	$1.68	$5.50	$3.72	$2.45	$1.17	$0.41	$(0.10)	$0.41
Ending value (after expenses)	$1,023.54	$1,019.76	$1,021.53	$1,022.79	$1,024.05	$1,024.80	$1,025.31	$1,024.80
Maturity Fund
Expenses paid per $1,000*†	$2.75	$6.56	$4.79	$3.52	$2.24	$1.48	$0.97	$1.48
Ending value (after expenses)	$1,022.48	$1,018.70	$1,020.47	$1,021.73	$1,022.99	$1,023.74	$1,024.25	$1,023.74

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six-months ended 8/31/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365).

32 Retirement Advantage Funds

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging market securities carry illiquidity and volatility risks. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities’ prices may be adversely affected by underlying common stock price changes. While convertible securities tend to provide higher yields than common stocks, the higher yield may not protect against the risk of loss or mitigate any loss associated with a convertible security’s price decline. Convertible securities are subject to credit risk. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds. You can lose money by investing in the funds.

Retirement Advantage Funds 33

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions. They are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam Retirement Advantage Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class C shares and assumes redemption at the end of the period. Your fund’s class C shares CDSC is 1% for one year after purchase that is eliminated thereafter.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500® Index is an unmanaged index of common stock performance.

34 Retirement Advantage Funds

S&P Target Date To Index Series is designed to represent a small, style-specific derived consensus of asset class exposure and glide path for a specified list of target retirement dates.

S&P Target Date To Retirement Income Index is designed to represent a market consensus of asset class exposure and glide path across the universe of “to” target date fund managers.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Retirement Advantage Funds 35

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, each fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of August 31, 2022, Putnam employees had approximately $463,000,000 and the Trustees had approximately $63,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of each fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2022. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2021 through December 2021. The report included a description of the annual liquidity assessment of each fund that Putnam performed in November 2021. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of each fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

36 Retirement Advantage Funds

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

Retirement Advantage Funds 37

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2022, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2022, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2022 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract and the approval of your fund’s amended and restated sub-management contract, effective July 1, 2022. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole,

38 Retirement Advantage Funds

determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) The Trustees considered that the proposed amended and restated sub-management contract would lower the sub-management fees paid by Putnam Management to PIL.

The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam Retirement Advantage Fund (except Putnam Retirement Advantage Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam Retirement Advantage Fund approaches the target year indicated in its name. The Trustees noted that Putnam Retirement Advantage Maturity Fund has a fixed ongoing annual management fee rate.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to Putnam Management. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that Putnam Management has agreed to waive fees and/or reimburse expenses in an amount equal to your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.55% for Class A shares, Class C shares, Class R5 shares and Class Y shares, 0.70% for Class R shares, Class R3 shares and Class R4 shares and 0.45% for Class R6 shares) through at least December 30, 2025. During its fiscal year ending in 2021, your fund’s expenses were reduced as a result of this expense limitation. Putnam Management’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management contract and to approve your fund’s amended and restated sub-management contract.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2021. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2021 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

Retirement Advantage Funds 39

Quintile
Effective
	Management Fees	Total Expenses
Putnam Retirement Advantage 2065 Fund (“2065 Fund”)	4th	2nd
Putnam Retirement Advantage 2060 Fund (“2060 Fund”)	4th	2nd
Putnam Retirement Advantage 2055 Fund (“2055 Fund”)	4th	3rd
Putnam Retirement Advantage 2050 Fund (“2050 Fund”)	4th	3rd
Putnam Retirement Advantage 2045 Fund (“2045 Fund”)	4th	3rd
Putnam Retirement Advantage 2040 Fund (“2040 Fund”)	3rd	3rd
Putnam Retirement Advantage 2035 Fund (“2035 Fund”)	3rd	3rd
Putnam Retirement Advantage 2030 Fund (“2030 Fund”)	3rd	3rd
Putnam Retirement Advantage 2025 Fund (“2025 Fund”)	3rd	3rd
Putnam Retirement Advantage Maturity Fund (“Maturity Fund”)	2nd	4th

(Total expenses reflect the fees and expenses borne directly by the Putnam Retirement Advantage Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process

40 Retirement Advantage Funds

and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel —but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, the Putnam funds’ performance was generally solid in 2021 against a backdrop of strong U.S. economic and financial market growth. The Trustees considered Putnam Management’s observation that, despite an environment of generally strong growth, there had been various headwinds experienced in 2021. For the one-year period ended December 31, 2021, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 52nd percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, delivered a gross return that trailed their benchmarks by 0.1%. Over the longer-term, the Committee noted that, on an asset-weighted basis, the Putnam funds delivered strong aggregate performance relative to their Lipper peers over the three-, five- and ten-year periods ended December 31, 2021, ranking in the 31st, 29th and 21st percentiles, respectively, and that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of those periods.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In particular, the Trustees considered The Putnam Fund complex’s performance as reported in the Barron’s/Lipper Fund Families survey (the “Survey”), which ranks mutual fund companies based on their performance across a variety of asset types. The Trustees noted that The Putnam Fund complex continued to rank highly in the Survey, especially over the longer-term, with The Putnam Funds ranking as the 6th best performing mutual fund complex out of 45 complexes for the ten-year period and 13th out of 49 complexes for the five-year period. The Trustees noted that 2021 marked the fifth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also considered that The Putnam Fund complex’s Survey performance over the one-year period was solid, with The Putnam Funds ranking 27th out of 51 complexes. In addition to the Survey, the Trustees also considered the Putnam funds’ ratings assigned by Morningstar Inc., noting that 25 of the funds were four- or five-star rated at the end of 2021 (representing a decrease of one fund year-over-year) and that this included nine funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2021 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. For each of the Putnam Retirement Advantage Funds, the Trustees considered information about the fund’s total return and its performance relative to its internal benchmark over the one-year period ended December 31, 2021. Over the one-year period ended December 31, 2021, the class A share net return of each Fund was positive and exceeded the return of its internal benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring

Retirement Advantage Funds 41

compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2021 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

42 Retirement Advantage Funds

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Retirement Advantage Funds 43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of
Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund,
Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund,
Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund,
Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund,
Putnam Retirement Advantage 2025 Fund and Putnam Retirement Advantage Maturity Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of each of the funds indicated in the table below (constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2022

We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

44 Retirement Advantage Funds

The funds’ portfolios 8/31/22

2065 Fund	Shares	Value
Asset Allocation Funds (99.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	11,025	$136,715
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,291	37,371
Total Asset Allocation Funds (cost $202,092)		$174,086

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	801	$801
Total Fixed Income Funds (cost $801)		$801

TOTAL INVESTMENTS
Total Investments (cost $202,893)		$174,887

* Percentages indicated are based on net assets of $174,853.

2060 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	72,741	$901,989
Putnam Dynamic Asset Allocation Growth Fund Class P †††	20,641	336,650
Total Asset Allocation Funds (cost $1,443,738)		$1,238,639

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	6,203	$6,203
Total Fixed Income Funds (cost $6,203)		$6,203

TOTAL INVESTMENTS
Total Investments (cost $1,449,941)		$1,244,842

* Percentages indicated are based on net assets of $1,245,072.

2055 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	131,791	$1,634,205
Putnam Dynamic Asset Allocation Growth Fund Class P †††	92,621	1,510,651
Total Asset Allocation Funds (cost $3,637,251)		$3,144,856

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	16,057	$16,057
Total Fixed Income Funds (cost $16,057)		$16,057

TOTAL INVESTMENTS
Total Investments (cost $3,653,308)		$3,160,913

* Percentages indicated are based on net assets of $3,161,687.

Retirement Advantage Funds 45

The funds’ portfolios 8/31/22 cont.

2050 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	93,632	$1,161,035
Putnam Dynamic Asset Allocation Growth Fund Class P †††	197,579	3,222,512
Total Asset Allocation Funds (cost $5,115,549)		$4,383,547

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	22,553	$22,553
Total Fixed Income Funds (cost $22,553)		$22,553

TOTAL INVESTMENTS
Total Investments (cost $5,138,102)		$4,406,100

* Percentages indicated are based on net assets of $4,407,301.

2045 Fund	Shares	Value
Asset Allocation Funds (98.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	32,649	$404,844
Putnam Dynamic Asset Allocation Growth Fund Class P †††	480,260	7,833,046
Total Asset Allocation Funds (cost $9,612,652)		$8,237,890

Fixed Income Funds (1.6%)*
Putnam Short Term Investment Fund Class G †††	132,766	$132,766
Total Fixed Income Funds (cost $132,766)		$132,766

TOTAL INVESTMENTS
Total Investments (cost $9,745,418)		$8,370,656

* Percentages indicated are based on net assets of $8,372,876.

2040 Fund	Shares	Value
Asset Allocation Funds (97.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	113,781	$1,631,613
Putnam Dynamic Asset Allocation Growth Fund Class P †††	327,523	5,341,905
Total Asset Allocation Funds (cost $8,163,725)		$6,973,518

Fixed Income Funds (2.8%)*
Putnam Short Term Investment Fund Class G †††	204,399	$204,399
Total Fixed Income Funds (cost $204,399)		$204,399

TOTAL INVESTMENTS
Total Investments (cost $8,368,124)		$7,177,917

* Percentages indicated are based on net assets of $7,179,714.

46 Retirement Advantage Funds

The funds’ portfolios 8/31/22 cont.

2035 Fund	Shares	Value
Asset Allocation Funds (96.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	643,968	$9,234,503
Putnam Dynamic Asset Allocation Growth Fund Class P †††	201,104	3,280,001
Total Asset Allocation Funds (cost $14,561,183)		$12,514,504

Fixed Income Funds (3.8%)*
Putnam Short Term Investment Fund Class G †††	497,726	$497,726
Total Fixed Income Funds (cost $497,726)		$497,726

TOTAL INVESTMENTS
Total Investments (cost $15,058,909)		$13,012,230

* Percentages indicated are based on net assets of $13,014,418.

2030 Fund	Shares	Value
Multi-Asset Income Funds (9.2%)*
Putnam Multi-Asset Income Fund Class P †††	117,810	$1,129,794
Total Multi-Asset Income Funds (cost $1,253,591)		$1,129,794

Asset Allocation Funds (85.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	557,335	$7,992,179
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	254,432	2,564,675
Total Asset Allocation Funds (cost $12,278,374)		$10,556,854

Fixed Income Funds (5.0%)*
Putnam Short Term Investment Fund Class G †††	618,441	$618,441
Total Fixed Income Funds (cost $618,441)		$618,441

TOTAL INVESTMENTS
Total Investments (cost $14,150,406)		$12,305,089

* Percentages indicated are based on net assets of $12,306,506.

2025 Fund	Shares	Value
Multi-Asset Income Funds (32.8%)*
Putnam Multi-Asset Income Fund Class P †††	431,557	$4,138,635
Total Multi-Asset Income Funds (cost $4,566,186)		$4,138,635

Asset Allocation Funds (61.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	91,051	$1,305,667
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	638,600	6,437,088
Total Asset Allocation Funds (cost $8,807,611)		$7,742,755

Fixed Income Funds (6.0%)*
Putnam Short Term Investment Fund Class G †††	751,875	$751,875
Total Fixed Income Funds (cost $751,875)		$751,875

TOTAL INVESTMENTS
Total Investments (cost $14,125,672)		$12,633,265

* Percentages indicated are based on net assets of $12,633,256.

Retirement Advantage Funds 47

The funds’ portfolios 8/31/22 cont.

Maturity Fund	Shares	Value
Multi-Asset Income Funds (94.1%)*
Putnam Multi-Asset Income Fund Class P †††	1,247,527	$11,963,781
Total Multi-Asset Income Funds (cost $13,510,509)		$11,963,781

Fixed Income Funds (6.0%)*
Putnam Short Term Investment Fund Class G †††	754,674	$754,674
Total Fixed Income Funds (cost $754,674)		$754,674

TOTAL INVESTMENTS
Total Investments (cost $14,265,183)		$12,718,455

* Percentages indicated are based on net assets of $12,715,429.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from September 1, 2021 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$37,371	$137,516	$—	$174,887
2060 Fund	336,650	908,192	—	1,244,842
2055 Fund	1,510,651	1,650,262	—	3,160,913
2050 Fund	3,222,512	1,183,588	—	4,406,100
2045 Fund	7,833,046	537,610	—	8,370,656
2040 Fund	6,973,518	204,399	—	7,177,917
2035 Fund	12,514,504	497,726	—	13,012,230
2030 Fund	10,556,854	1,748,235	—	12,305,089
2025 Fund	7,742,755	4,890,510	—	12,633,265
Maturity Fund	—	12,718,455	—	12,718,455

The accompanying notes are an integral part of these financial statements.

48 Retirement Advantage Funds

Statements of assets and liabilities 8/31/22

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$174,887	$1,244,842	$3,160,913	$4,406,100	$8,370,656
Cash	1	74	58	38	118
Receivable for income distributions
from underlying Putnam fund shares	2	12	31	43	255
Receivable for shares of the fund sold	17	357	2,250	3,073	11,574
Receivable for investments sold	—	—	6,622	—	8
Receivable from Manager (Note 2)	2,306	5,730	12,016	17,422	31,682
Total assets	177,213	1,251,015	3,181,890	4,426,676	8,414,293

LIABILITIES
Payable for shares of the
fund repurchased	—	—	6,622	—	8
Payable for investments purchased	19	368	2,279	3,115	11,823
Payable for investor servicing
fees (Note 2)	43	94	187	231	450
Payable for distribution fees (Note 2)	50	83	117	97	208
Payable for reports to shareholders	1,777	2,243	3,088	4,200	6,397
Payable for auditing and tax fee	404	2,947	7,677	11,524	22,185
Other accrued expenses	67	208	233	208	346
Total liabilities	2,360	5,943	20,203	19,375	41,417

Net assets	$174,853	$1,245,072	$3,161,687	$4,407,301	$8,372,876

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$194,357	$1,364,203	$3,391,987	$4,747,034	$8,933,997
Total distributable earnings (Note 1)	(19,504)	(119,131)	(230,300)	(339,733)	(561,121)
Total — Representing net assets
applicable to capital outstanding	$174,853	$1,245,072	$3,161,687	$4,407,301	$8,372,876

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$41,878	$117,990	$170,836	$159,789	$384,643
Number of shares outstanding	4,439	12,443	17,676	16,755	39,731
Net asset value and redemption price	$9.43	$9.48	$9.66	$9.54	$9.68
Offering price per class A share
(100/94.25 of Class A net asset value) *	$10.01	$10.06	$10.25	$10.12	$10.27
Offering price per class A share
(100/96.00 of Class A net asset value) **	N/A	N/A	N/A	N/A	N/A

(Continued on next page)

Retirement Advantage Funds 49

Statements of assets and liabilities 8/31/22 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class C
Net Assets	$11,795	$10,902	$18,327	$10,623	$20,854
Number of shares outstanding	1,255	1,155	1,903	1,118	2,162
Net asset value, offering price***	$9.40	$9.44	$9.63	$9.50	$9.65
Computation of net asset value, offering price and redemption price Class R
Net Assets	$9,925	$10,811	$10,767	$10,694	$10,624
Number of shares outstanding	1,053	1,143	1,116	1,123	1,098
Net asset value, offering price
and redemption price	$9.42†	$9.46	$9.65	$9.52	$9.67†
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$9,967	$10,863	$10,819	$10,746	$10,675
Number of shares outstanding	1,056	1,146	1,119	1,127	1,102
Net asset value, offering price
and redemption price	$9.44	$9.48	$9.67	$9.54	$9.69
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$33,503	$19,791	$29,945	$28,334	$79,035
Number of shares outstanding	3,542	2,085	3,093	2,966	8,142
Net asset value, offering price
and redemption price	$9.46	$9.49	$9.68	$9.55	$9.71
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,033	$10,946	$10,902	$10,828	$10,757
Number of shares outstanding	1,060	1,152	1,125	1,132	1,107
Net asset value, offering price
and redemption price	$9.47	$9.50	$9.69	$9.56†	$9.72
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$35,729	$1,049,770	$2,898,627	$4,164,514	$7,845,532
Number of shares outstanding	3,772	110,401	298,800	435,251	806,967
Net asset value, offering price
and redemption price	$9.47	$9.51	$9.70	$9.57	$9.72
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$22,023	$13,999	$11,464	$11,773	$10,756
Number of shares outstanding	2,327	1,473	1,183	1,231	1,107
Net asset value, offering price
and redemption price	$9.46	$9.51†	$9.69	$9.56	$9.71†
Cost of investments (Note 1)	$202,893	$1,449,941	$3,653,308	$5,138,102	$9,745,418

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

50 Retirement Advantage Funds

Statements of assets and liabilities 8/31/22 cont.

ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$7,177,917	$13,012,230	$12,305,089	$12,633,265	$12,718,455
Cash	54	68	64	157	45
Receivable for income distributions
from underlying Putnam fund shares	404	982	1,218	1,479	—
Receivable for shares of the fund sold	21,752	23,805	13,275	20,899	9,411
Receivable for investments sold	—	—	8	6	—
Receivable from Manager (Note 2)	29,001	48,663	45,454	44,302	44,702
Total assets	7,229,128	13,085,748	12,365,108	12,700,108	12,772,613

LIABILITIES
Payable for shares of the
fund repurchased	—	—	8	6	—
Payable for investments purchased	22,146	24,762	14,462	22,341	10,872
Payable for investor servicing
fees (Note 2)	361	682	653	863	635
Payable for distribution fees (Note 2)	114	345	302	846	219
Payable for reports to shareholders	6,306	9,079	8,373	8,235	7,939
Payable for auditing and tax fee	20,281	36,099	34,430	34,148	37,015
Other accrued expenses	206	363	374	413	504
Total liabilities	49,414	71,330	58,602	66,852	57,184

Net assets	$7,179,714	$13,014,418	$12,306,506	$12,633,256	$12,715,429

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$7,645,876	$14,305,920	$13,714,483	$14,104,180	$14,209,788
Total distributable earnings (Note 1)	(466,162)	(1,291,502)	(1,407,977)	(1,470,924)	(1,494,359)
Total — Representing net assets
applicable to capital outstanding	$7,179,714	$13,014,418	$12,306,506	$12,633,256	$12,715,429

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$171,320	$719,549	$512,790	$1,638,929	$441,274
Number of shares outstanding	17,737	75,423	53,825	174,688	46,468
Net asset value and redemption price	$9.66	$9.54	$9.53	$9.38	$9.50
Offering price per class A share
(100/94.25 of Class A net asset value) *	$10.25	$10.12	$10.11	$9.95	N/A
Offering price per class A share
(100/96.00 of Class A net asset value) **	N/A	N/A	N/A	N/A	$9.90

(Continued on next page)

Retirement Advantage Funds 51

Statements of assets and liabilities 8/31/22 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value and offering price Class C
Net Assets	$15,100	$26,188	$56,653	$66,481	$9,468
Number of shares outstanding	1,570	2,755	5,997	7,120	1,010
Net asset value, offering price***	$9.62	$9.51	$9.45	$9.34	$9.37
Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,561	$10,420	$10,183	$9,657	$9,531
Number of shares outstanding	1,095	1,094	1,069	1,030	1,011
Net asset value, offering price
and redemption price	$9.64	$9.53†	$9.53	$9.38	$9.43
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$10,612	$10,470	$10,232	$9,703	$9,577
Number of shares outstanding	1,099	1,097	1,073	1,033	1,011
Net asset value, offering price
and redemption price	$9.66	$9.54	$9.54	$9.40†	$9.47
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$41,248	$20,971	$100,584	$105,269	$22,102
Number of shares outstanding	4,264	2,194	10,525	11,188	2,324
Net asset value, offering price
and redemption price	$9.67	$9.56	$9.56	$9.41	$9.51
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,693	$10,551	$10,311	$9,778	$9,650
Number of shares outstanding	1,104	1,103	1,078	1,038	1,012
Net asset value, offering price
and redemption price	$9.68†	$9.57	$9.57†	$9.42	$9.53†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$6,909,487	$12,198,654	$11,593,797	$10,783,657	$12,191,667
Number of shares outstanding	713,002	1,273,861	1,211,317	1,144,428	1,275,933
Net asset value, offering price
and redemption price	$9.69	$9.58	$9.57	$9.42	$9.56
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$10,693	$17,615	$11,956	$9,782	$22,160
Number of shares outstanding	1,104	1,841	1,250	1,038	2,324
Net asset value, offering price
and redemption price	$9.68†	$9.57	$9.57†	$9.42	$9.53†
Cost of investments (Note 1)	$8,368,124	$15,058,909	$14,150,406	$14,125,672	$14,265,183

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

52 Retirement Advantage Funds

Statements of operations Year ended 8/31/22

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$1,269	$10,729	$33,456	$64,792	$139,072

EXPENSES
Compensation of Manager (Note 2)	667	4,759	12,116	17,769	33,395
Investor servicing fees (Note 2)	219	513	938	1,258	2,538
Distribution fees (Note 2)	281	473	466	361	1,070
Blue sky expense	54,696	68,950	68,773	68,748	68,773
Auditing and tax fees	959	3,503	8,233	12,080	22,741
Amortization of offering costs (Note 1)	43,590	—	—	—	—
Other	4,099	4,679	5,025	5,563	6,867
Fees waived and reimbursed
by Manager (Note 2)	(104,300)	(84,006)	(99,828)	(112,986)	(148,795)
Total expenses	211	(1,129)	(4,277)	(7,207)	(13,411)

Net investment income	1,058	11,858	37,733	71,999	152,483

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	18	20,490	73,839	66,212	207,030
Capital gain distribution from
underlying Putnam fund shares
(Note 5)	14,891	122,719	327,395	536,015	1,009,041
Total net realized gain	14,909	143,209	401,234	602,227	1,216,071
Change in net unrealized depreciation on:
Underlying Putnam fund shares	(44,688)	(345,042)	(928,027)	(1,365,437)	(2,697,809)
Total change in net depreciation	(44,688)	(345,042)	(928,027)	(1,365,437)	(2,697,809)

Net loss on investments	(29,779)	(201,833)	(526,793)	(763,210)	(1,481,738)

Net decrease in net assets resulting
from operations	$(28,721)	$(189,975)	$(489,060)	$(691,211)	$(1,329,255)

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 53

Statements of operations Year ended 8/31/22 cont.

INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$129,615	$205,056	$179,236	$176,145	$108,829

EXPENSES
Compensation of Manager (Note 2)	29,789	51,697	48,049	46,377	48,939
Investor servicing fees (Note 2)	2,133	3,985	3,742	5,012	4,028
Distribution fees (Note 2)	528	1,552	1,368	4,725	1,451
Blue sky expense	68,857	69,026	68,815	69,257	71,678
Auditing and tax fees	20,837	36,655	34,985	34,704	39,515
Other	6,599	8,132	7,814	7,926	7,716
Fees waived and reimbursed
by Manager (Note 2)	(140,165)	(185,253)	(172,285)	(163,303)	(141,628)
Total expenses	(11,422)	(14,206)	(7,512)	4,698	31,699

Net investment income	141,037	219,262	186,748	171,447	77,130

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	183,171	(40,127)	(149,395)	(232,884)	(82,034)
Capital gain distribution from
underlying Putnam fund shares
(Note 5)	892,647	1,400,364	1,086,361	504,860	526,869
Total net realized gain	1,075,818	1,360,237	936,966	271,976	444,835
Change in net unrealized
depreciation on:
Underlying Putnam fund shares	(2,346,449)	(3,454,773)	(2,829,744)	(2,081,120)	(2,223,680)
Total change in net depreciation	(2,346,449)	(3,454,773)	(2,829,744)	(2,081,120)	(2,223,680)

Net loss on investments	(1,270,631)	(2,094,536)	(1,892,778)	(1,809,144)	(1,778,845)

Net decrease in net assets resulting
from operations	$(1,129,594)	$(1,875,274)	$(1,706,030)	$(1,637,697)	$(1,701,715)

The accompanying notes are an integral part of these financial statements.

54 Retirement Advantage Funds

Statements of changes in net assets

		For the period 12/30/20
2065 Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/22	operations) to 8/31/21
Operations
Net investment income (loss)	$1,058	$(138)
Net realized gain on sale of underlying Putnam fund shares	14,909	46
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(44,688)	16,682
Net increase (decrease) in net assets resulting
from operations	(28,721)	16,590
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,998)	—
Class C	(571)	—
Class R	(610)	—
Class R3	(638)	—
Class R4	(667)	—
Class R5	(684)	—
Class R6	(695)	—
Class Y	(1,510)	—
Increase from capital share transactions (Note 4)	92,462	21,895
Total increase in net assets	56,368	38,485

NET ASSETS
Beginning of period (Note 6)	118,485	80,000
End of period	$174,853	$118,485

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 55

Statement of changes in net assets cont.

2060 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/22	Year ended 8/31/21
Operations
Net investment income	$11,858	$7,652
Net realized gain on sale of underlying Putnam fund shares	143,209	130,634
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(345,042)	105,533
Net increase (decrease) in net assets resulting
from operations	(189,975)	243,819
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,313)	(357)
Class C	(608)	(63)
Class R	(651)	(74)
Class R3	(681)	(82)
Class R4	(713)	(91)
Class R5	(732)	(96)
Class R6	(52,991)	(6,330)
Class Y	(937)	(122)
Net realized short-term gain on investments
Class A	(8,866)	(124)
Class C	(1,184)	(31)
Class R	(1,184)	(31)
Class R3	(1,185)	(31)
Class R4	(1,186)	(31)
Class R5	(1,186)	(31)
Class R6	(84,487)	(1,971)
Class Y	(1,520)	(39)
From net realized long-term gain on investments
Class A	(3,029)	—
Class C	(405)	—
Class R	(404)	—
Class R3	(405)	—
Class R4	(405)	—
Class R5	(405)	—
Class R6	(28,861)	—
Class Y	(519)	—
Increase from capital share transactions (Note 4)	732,815	319,425
Total increase in net assets	344,983	553,740

NET ASSETS
Beginning of period	900,089	346,349
End of period	$1,245,072	$900,089

The accompanying notes are an integral part of these financial statements.

56 Retirement Advantage Funds

Statement of changes in net assets cont.

2055 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/22	Year ended 8/31/21
Operations
Net investment income	$37,733	$19,480
Net realized gain on sale of underlying Putnam fund shares	401,234	265,744
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(928,027)	282,127
Net increase (decrease) in net assets resulting
from operations	(489,060)	567,351
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,095)	(164)
Class C	(612)	(62)
Class R	(654)	(74)
Class R3	(684)	(83)
Class R4	(716)	(91)
Class R5	(736)	(96)
Class R6	(158,759)	(17,187)
Class Y	(755)	(96)
From net realized short-term gain on investments
Class A	(1,572)	(201)
Class C	(364)	(109)
Class R	(366)	(109)
Class R3	(365)	(109)
Class R4	(365)	(109)
Class R5	(365)	(109)
Class R6	(77,548)	(18,808)
Class Y	(375)	(109)
From net realized long-term gain on investments
Class A	(3,590)	—
Class C	(831)	—
Class R	(832)	—
Class R3	(833)	—
Class R4	(834)	—
Class R5	(834)	—
Class R6	(177,078)	—
Class Y	(856)	—
Increase from capital share transactions (Note 4)	1,695,614	623,849
Total increase in net assets	773,535	1,153,684

NET ASSETS
Beginning of period	2,388,152	1,234,468
End of period	$3,161,687	$2,388,152

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 57

Statement of changes in net assets cont.

2050 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/22	Year ended 8/31/21
Operations
Net investment income	$71,999	$33,306
Net realized gain on sale of underlying Putnam fund shares	602,227	471,825
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(1,365,437)	390,825
Net increase (decrease) in net assets resulting
from operations	(691,211)	895,956
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,439)	(101)
Class C	(601)	(61)
Class R	(643)	(74)
Class R3	(675)	(82)
Class R4	(705)	(90)
Class R5	(724)	(95)
Class R6	(263,369)	(29,476)
Class Y	(724)	(95)
From net realized short-term gain on investments
Class A	(1,593)	(156)
Class C	(778)	(134)
Class R	(779)	(134)
Class R3	(779)	(134)
Class R4	(780)	(134)
Class R5	(780)	(134)
Class R6	(279,225)	(40,245)
Class Y	(780)	(134)
From net realized long-term gain on investments
Class A	(877)	—
Class C	(429)	—
Class R	(429)	—
Class R3	(429)	—
Class R4	(429)	—
Class R5	(430)	—
Class R6	(153,746)	—
Class Y	(430)	—
Increase from capital share transactions (Note 4)	1,784,310	1,181,561
Total increase in net assets	381,526	2,006,238

NET ASSETS
Beginning of period	4,025,775	2,019,537
End of period	$4,407,301	$4,025,775

The accompanying notes are an integral part of these financial statements.

58 Retirement Advantage Funds

Statement of changes in net assets cont.

2045 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/22	Year ended 8/31/21
Operations
Net investment income	$152,483	$62,321
Net realized gain on sale of underlying Putnam fund shares	1,216,071	688,822
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(2,697,809)	831,226
Net increase (decrease) in net assets resulting
from operations	(1,329,255)	1,582,369
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(13,350)	(1,177)
Class C	(1,119)	(61)
Class R	(614)	(72)
Class R3	(644)	(81)
Class R4	(674)	(89)
Class R5	(693)	(94)
Class R6	(480,308)	(55,197)
Class Y	(693)	(94)
From net realized short-term gain on investments
Class A	(9,737)	(419)
Class C	(950)	(34)
Class R	(490)	(34)
Class R3	(491)	(34)
Class R4	(491)	(34)
Class R5	(491)	(34)
Class R6	(334,126)	(19,294)
Class Y	(491)	(34)
From net realized long-term gain on investments
Class A	(10,535)	—
Class C	(1,028)	—
Class R	(530)	—
Class R3	(530)	—
Class R4	(531)	—
Class R5	(531)	—
Class R6	(361,535)	—
Class Y	(531)	—
Increase from capital share transactions (Note 4)	3,127,939	1,994,856
Total increase in net assets	577,571	3,500,443

NET ASSETS
Beginning of period	7,795,305	4,294,862
End of period	$8,372,876	$7,795,305

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 59

Statement of changes in net assets cont.

2040 Fund —
INCREASE (DECREASE) IN NET ASSETS	Year ended 8/31/22	Year ended 8/31/21
Operations
Net investment income	$141,037	$59,429
Net realized gain on sale of underlying Putnam fund shares	1,075,818	563,732
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(2,346,449)	742,728
Net increase (decrease) in net assets resulting
from operations	(1,129,594)	1,365,889
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,430)	(344)
Class C	(621)	(60)
Class R	(596)	(72)
Class R3	(627)	(81)
Class R4	(658)	(88)
Class R5	(675)	(94)
Class R6	(438,642)	(50,930)
Class Y	(675)	(94)
From net realized short-term gain on investments
Class A	(2,462)	(333)
Class C	(519)	(89)
Class R	(465)	(89)
Class R3	(465)	(89)
Class R4	(465)	(89)
Class R5	(466)	(89)
Class R6	(297,145)	(46,937)
Class Y	(466)	(89)
From net realized long-term gain on investments
Class A	(2,436)	—
Class C	(514)	—
Class R	(460)	—
Class R3	(460)	—
Class R4	(461)	—
Class R5	(461)	—
Class R6	(294,068)	—
Class Y	(461)	—
Increase from capital share transactions (Note 4)	2,027,503	1,728,032
Total increase (decrease) in net assets	(149,789)	2,994,354

NET ASSETS
Beginning of period	7,329,503	4,335,149
End of period	$7,179,714	$7,329,503

The accompanying notes are an integral part of these financial statements.

60 Retirement Advantage Funds

Statement of changes in net assets cont.

2035 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/22	Year ended 8/31/21
Operations
Net investment income	$219,262	$109,630
Net realized gain on sale of underlying Putnam fund shares	1,360,237	1,025,802
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(3,454,773)	773,261
Net increase (decrease) in net assets resulting
from operations	(1,875,274)	1,908,693
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(27,890)	(184)
Class C	(531)	(65)
Class R	(572)	(76)
Class R3	(602)	(85)
Class R4	(631)	(93)
Class R5	(649)	(98)
Class R6	(730,405)	(82,781)
Class Y	(1,087)	(98)
From net realized short-term gain on investments
Class A	(25,169)	(161)
Class C	(568)	(81)
Class R	(569)	(81)
Class R3	(569)	(81)
Class R4	(570)	(81)
Class R5	(570)	(81)
Class R6	(630,322)	(66,540)
Class Y	(952)	(81)
From net realized long-term gain on investments
Class A	(15,008)	—
Class C	(339)	—
Class R	(339)	—
Class R3	(339)	—
Class R4	(340)	—
Class R5	(340)	—
Class R6	(375,850)	—
Class Y	(567)	—
Increase from capital share transactions (Note 4)	4,056,530	4,393,243
Total increase in net assets	366,478	6,151,269

NET ASSETS
Beginning of period	12,647,940	6,496,671
End of period	$13,014,418	$12,647,940

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 61

Statement of changes in net assets cont.

2030 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/22	Year ended 8/31/21
Operations
Net investment income	$186,748	$120,809
Net realized gain on sale of underlying Putnam fund shares	936,966	840,208
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(2,829,744)	522,408
Net increase (decrease) in net assets resulting
from operations	(1,706,030)	1,483,425
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(15,185)	(229)
Class C	(1,701)	(84)
Class R	(482)	(96)
Class R3	(511)	(104)
Class R4	(539)	(112)
Class R5	(556)	(117)
Class R6	(655,990)	(81,438)
Class Y	(572)	(117)
From net realized short-term gain on investments
Class A	(10,741)	(28)
Class C	(1,313)	(13)
Class R	(389)	(13)
Class R3	(389)	(13)
Class R4	(389)	(13)
Class R5	(389)	(13)
Class R6	(449,886)	(8,979)
Class Y	(400)	(13)
From net realized long-term gain on investments
Class A	(9,947)	—
Class C	(1,216)	—
Class R	(359)	—
Class R3	(360)	—
Class R4	(361)	—
Class R5	(361)	—
Class R6	(416,643)	—
Class Y	(371)	—
Increase from capital share transactions (Note 4)	3,896,490	4,595,016
Total increase in net assets	621,410	5,987,059

NET ASSETS
Beginning of period	11,685,096	5,698,037
End of period	$12,306,506	$11,685,096

The accompanying notes are an integral part of these financial statements.

62 Retirement Advantage Funds

Statement of changes in net assets cont.

2025 Fund —
INCREASE IN NET ASSETS	Year ended 8/31/22	Year ended 8/31/21
Operations
Net investment income	$171,447	$134,582
Net realized gain on sale of underlying Putnam fund shares	271,976	494,035
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(2,081,120)	305,894
Net increase (decrease) in net assets resulting
from operations	(1,637,697)	934,511
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(54,664)	(10,754)
Class C	(1,494)	(130)
Class R	(285)	(143)
Class R3	(311)	(150)
Class R4	(338)	(159)
Class R5	(355)	(164)
Class R6	(385,547)	(108,067)
Class Y	(354)	(164)
From net realized short-term gain on investments
Class A	(35,053)	(3,955)
Class C	(1,202)	(61)
Class R	(219)	(61)
Class R3	(220)	(61)
Class R4	(220)	(61)
Class R5	(220)	(61)
Class R6	(231,533)	(39,073)
Class Y	(220)	(61)
From net realized long-term gain on investments
Class A	(26,869)	—
Class C	(922)	—
Class R	(168)	—
Class R3	(168)	—
Class R4	(168)	—
Class R5	(168)	—
Class R6	(177,475)	—
Class Y	(169)	—
Increase from capital share transactions (Note 4)	3,315,126	5,965,498
Total increase in net assets	759,087	6,736,884

NET ASSETS
Beginning of period	11,874,169	5,137,285
End of period	$12,633,256	$11,874,169

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 63

Statement of changes in net assets cont.

Maturity Fund —
INCREASE IN NET ASSETS	Year ended 8/31/22	Year ended 8/31/21
Operations
Net investment income	$77,130	$141,845
Net realized gain on sale of underlying Putnam fund shares	444,835	211,934
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(2,223,680)	394,944
Net increase (decrease) in net assets resulting
from operations	(1,701,715)	748,723
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(17,469)	(154)
Class C	(301)	(142)
Class R	(305)	(148)
Class R3	(309)	(153)
Class R4	(310)	(156)
Class R5	(313)	(158)
Class R6	(433,407)	(130,358)
Class Y	(313)	(158)
From net realized short-term gain on investments
Class A	(6,900)	(8)
Class C	(122)	(8)
Class R	(122)	(8)
Class R3	(122)	(8)
Class R4	(122)	(8)
Class R5	(122)	(8)
Class R6	(169,070)	(6,168)
Class Y	(122)	(8)
From net realized long-term gain on investments
Class A	(1,698)	—
Class C	(30)	—
Class R	(30)	—
Class R3	(30)	—
Class R4	(30)	—
Class R5	(30)	—
Class R6	(41,596)	—
Class Y	(30)	—
Increase from capital share transactions (Note 4)	3,418,755	8,908,356
Total increase in net assets	1,044,137	9,519,428

NET ASSETS
Beginning of period	11,671,292	2,151,864
End of period	$12,715,429	$11,671,292

The accompanying notes are an integral part of these financial statements.

64 Retirement Advantage Funds

This page left blank intentionally.

Retirement Advantage Funds 65

Financial highlights
(For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022	$11.88	.08	(1.86)	(1.78)	(.67)	—	(.67)	$9.43	(15.94)	$42.18		.79	10
August 31, 2021∆	10.00	(.02)	1.90	1.88	—	—	—	11.88	18.80*	21	.12*	(.12)*	1*
Class C
August 31, 2022	$11.82	.01	(1.86)	(1.85)	(.57)	—	(.57)	$9.40	(16.50)	$12.93		.06	10
August 31, 2021∆	10.00	(.07)	1.89	1.82	—	—	—	11.82	18.20*	12	.63*	(.63)*	1*
Class R
August 31, 2022	$11.85	.05	(1.87)	(1.82)	(.61)	—	(.61)	$9.42	(16.26)	$10.58		.47	10
August 31, 2021∆	10.00	(.04)	1.89	1.85	—	—	—	11.85	18.50*	12	.39*	(.39)*	1*
Class R3
August 31, 2022	$11.87	.08	(1.87)	(1.79)	(.64)	—	(.64)	$9.44	(16.03)	$10.33		.72	10
August 31, 2021∆	10.00	(.02)	1.89	1.87	—	—	—	11.87	18.70*	12	.22*	(.22)*	1*
Class R4
August 31, 2022	$11.89	.06	(1.82)	(1.76)	(.67)	—	(.67)	$9.46	(15.79)	$34.08		.54	10
August 31, 2021∆	10.00	(.01)	1.90	1.89	—	—	—	11.89	18.90*	12	.06*	(.06)*	1*
Class R5
August 31, 2022	$11.90	.12	(1.87)	(1.75)	(.68)	—	(.68)	$9.47	(15.66)	$10	(.07)	1.11	10
August 31, 2021∆	10.00	.01	1.89	1.90	—	—	—	11.90	19.00*	12	(.04)*	.04*	1*
Class R6
August 31, 2022	$11.91	.06	(1.80)	(1.74)	(.70)	—	(.70)	$9.47	(15.65)	$36	(.17)	.60	10
August 31, 2021∆	10.00	.01	1.90	1.91	—	—	—	11.91	19.10*	12	(.11)*	.11*	1*
Class Y
August 31, 2022	$11.90	.12	(1.87)	(1.75)	(.69)	—	(.69)	$9.46	(15.73)	$22	(.07)	1.11	10
August 31, 2021∆	10.00	—[f]	1.90	1.90	—	—	—	11.90	19.00*	27	(.04)*	.04*	1*

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 Retirement Advantage Funds	Retirement Advantage Funds 67

Financial highlights
(For a common share outstanding throughout the period) cont.

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022	$13.66	.08	(1.83)	(1.75)	(.75)	(1.68)	(2.43)	$9.48	(15.91)	$118.18		.75	25
August 31, 2021 †	10.66	.06	3.07	3.13	(.10)	(.03)	(.13)	13.66	29.56	71.18		.50	61
Class C
August 31, 2022	$13.59	.02	(1.85)	(1.83)	(.64)	(1.68)	(2.32)	$9.44	(16.48)	$11.93		.17	25
August 31, 2021 †	10.66	(.01)	3.04	3.03	(.07)	(.03)	(.10)	13.59	28.59	13.93		(.11)	61
Class R
August 31, 2022	$13.62	.06	(1.85)	(1.79)	(.69)	(1.68)	(2.37)	$9.46	(16.22)	$11.58		.53	25
August 31, 2021 †	10.66	.03	3.04	3.07	(.08)	(.03)	(.11)	13.62	29.00	13.58		.23	61
Class R3
August 31, 2022	$13.64	.09	(1.85)	(1.76)	(.72)	(1.68)	(2.40)	$9.48	(15.97)	$11.33		.78	25
August 31, 2021 †	10.66	.06	3.04	3.10	(.09)	(.03)	(.12)	13.64	29.29	13.33		.48	61
Class R4
August 31, 2022	$13.66	.09	(1.83)	(1.74)	(.75)	(1.68)	(2.43)	$9.49	(15.81)	$20.08		.80	25
August 31, 2021 †	10.66	.09	3.04	3.13	(.10)	(.03)	(.13)	13.66	29.58	13.08		.73	61
Class R5
August 31, 2022	$13.67	.13	(1.85)	(1.72)	(.77)	(1.68)	(2.45)	$9.50	(15.67)	$11	(.07)	1.18	25
August 31, 2021 †	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.73	13	(.07)	.88	61
Class R6
August 31, 2022	$13.68	.13	(1.84)	(1.71)	(.78)	(1.68)	(2.46)	$9.51	(15.55)	$1,050	(.17)	1.16	25
August 31, 2021	10.66	.11	3.05	3.16	(.11)	(.03)	(.14)	13.68	29.87	748	(.17)	.91	61
August 31, 2020 ‡	10.00	.01	.65	.66	—	—	—	10.66	6.60*	346	(.11)*	.11*	3*
Class Y
August 31, 2022	$13.67	.13	(1.84)	(1.71)	(.77)	(1.68)	(2.45)	$9.51	(15.58)	$14	(.07)	1.18	25
August 31, 2021 †	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.74	16	(.07)	.89	61

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 Retirement Advantage Funds	Retirement Advantage Funds 69

Financial highlights
(For a common share outstanding throughout the period) cont.

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022	$13.43	.06	(1.83)	(1.77)	(.75)	(1.25)	(2.00)	$9.66	(15.71)	$171.17		.59	25
August 31, 2021 †	10.63	.06	2.96	3.02	(.10)	(.12)	(.22)	13.43	28.67	37.18		.53	46
Class C
August 31, 2022	$13.37	—[f]	(1.85)	(1.85)	(.64)	(1.25)	(1.89)	$9.63	(16.28)	$18.92		.03	25
August 31, 2021 †	10.63	(.01)	2.94	2.93	(.07)	(.12)	(.19)	13.37	27.78	13.93		(.11)	46
Class R
August 31, 2022	$13.40	.08	(1.90)	(1.82)	(.68)	(1.25)	(1.93)	$9.65	(16.02)	$11.57		.71	25
August 31, 2021 †	10.63	.03	2.94	2.97	(.08)	(.12)	(.20)	13.40	28.21	13.58		.23	46
Class R3
August 31, 2022	$13.42	.11	(1.89)	(1.78)	(.72)	(1.25)	(1.97)	$9.67	(15.78)	$11.32		.95	25
August 31, 2021 †	10.63	.06	2.94	3.00	(.09)	(.12)	(.21)	13.42	28.50	13.33		.48	46
Class R4
August 31, 2022	$13.44	.08	(1.84)	(1.76)	(.75)	(1.25)	(2.00)	$9.68	(15.62)	$30.07		.73	25
August 31, 2021 †	10.63	.09	2.94	3.03	(.10)	(.12)	(.22)	13.44	28.79	13.08		.73	46
Class R5
August 31, 2022	$13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	$9.69	(15.48)	$11	(.08)	1.35	25
August 31, 2021 †	10.63	.11	2.93	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46
Class R6
August 31, 2022	$13.46	.15	(1.88)	(1.73)	(.78)	(1.25)	(2.03)	$9.70	(15.37)	$2,899	(.18)	1.38	25
August 31, 2021	10.63	.11	2.95	3.06	(.11)	(.12)	(.23)	13.46	29.08	2,274	(.17)	.91	46
August 31, 2020 ‡	10.00	.01	.62	.63	—	—	—	10.63	6.30*	1,234	(.11)*	.11*	23*
Class Y
August 31, 2022	$13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	$9.69	(15.48)	$11	(.08)	1.35	25
August 31, 2021 †	10.63	.10	2.94	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 Retirement Advantage Funds	Retirement Advantage Funds 71

Financial highlights
(For a common share outstanding throughout the period) cont.

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022	$13.23	.04	(1.74)	(1.70)	(.73)	(1.26)	(1.99)	$9.54	(15.35)	$160.17		.38	39
August 31, 2021 †	10.60	.06	2.80	2.86	(.09)	(.14)	(.23)	13.23	27.38	19.17		.53	59
Class C
August 31, 2022	$13.17	.06	(1.84)	(1.78)	(.63)	(1.26)	(1.89)	$9.50	(16.00)	$11.92		.58	39
August 31, 2021 †	10.60	(.01)	2.79	2.78	(.07)	(.14)	(.21)	13.17	26.51	13.92		(.12)	59
Class R
August 31, 2022	$13.20	.10	(1.85)	(1.75)	(.67)	(1.26)	(1.93)	$9.52	(15.74)	$11.57		.93	39
August 31, 2021 †	10.60	.03	2.79	2.82	(.08)	(.14)	(.22)	13.20	26.94	13.57		.23	59
Class R3
August 31, 2022	$13.22	.13	(1.85)	(1.72)	(.70)	(1.26)	(1.96)	$9.54	(15.49)	$11.32		1.18	39
August 31, 2021 †	10.60	.06	2.79	2.85	(.09)	(.14)	(.23)	13.22	27.23	13.32		.48	59
Class R4
August 31, 2022	$13.24	.10	(1.80)	(1.70)	(.73)	(1.26)	(1.99)	$9.55	(15.34)	$28.07		.94	39
August 31, 2021 †	10.60	.09	2.79	2.88	(.10)	(.14)	(.24)	13.24	27.51	13.07		.73	59
Class R5
August 31, 2022	$13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	$9.56	(15.19)	$11	(.08)	1.58	39
August 31, 2021 †	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59
Class R6
August 31, 2022	$13.26	.19	(1.86)	(1.67)	(.76)	(1.26)	(2.02)	$9.57	(15.08)	$4,165	(.18)	1.73	39
August 31, 2021	10.60	.11	2.79	2.90	(.10)	(.14)	(.24)	13.26	27.81	3,930	(.18)	.94	59
August 31, 2020 ‡	10.00	.01	.59	.60	—	—	—	10.60	6.00*	2,020	(.11)*	.11*	9*
Class Y
August 31, 2022	$13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	$9.56	(15.19)	$12	(.08)	1.57	39
August 31, 2021 †	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 Retirement Advantage Funds	Retirement Advantage Funds 73

Financial highlights
(For a common share outstanding throughout the period) cont.

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022	$13.14	.12	(1.81)	(1.69)	(.70)	(1.07)	(1.77)	$9.68	(15.04)	$385.17		1.14	33
August 31, 2021 †	10.55	.09	2.64	2.73	(.10)	(.04)	(.14)	13.14	26.05	204.17		.76	44
Class C
August 31, 2022	$13.09	.09	(1.86)	(1.77)	(.60)	(1.07)	(1.67)	$9.65	(15.63)	$21.92		.77	33
August 31, 2021 †	10.55	(.05)	2.69	2.64	(.06)	(.04)	(.10)	13.09	25.17	24.92		(.42)	44
Class R
August 31, 2022	$13.12	.13	(1.87)	(1.74)	(.64)	(1.07)	(1.71)	$9.67	(15.41)	$11.57		1.13	33
August 31, 2021 †	10.55	.03	2.66	2.69	(.08)	(.04)	(.12)	13.12	25.59	13.57		.22	44
Class R3
August 31, 2022	$13.14	.15	(1.86)	(1.71)	(.67)	(1.07)	(1.74)	$9.69	(15.16)	$11.32		1.38	33
August 31, 2021 †	10.55	.06	2.66	2.72	(.09)	(.04)	(.13)	13.14	25.88	13.32		.47	44
Class R4
August 31, 2022	$13.16	.05	(1.73)	(1.68)	(.70)	(1.07)	(1.77)	$9.71	(14.92)	$79.07		.47	33
August 31, 2021 †	10.55	.09	2.65	2.74	(.09)	(.04)	(.13)	13.16	26.17	13.07		.72	44
Class R5
August 31, 2022	$13.17	.20	(1.86)	(1.66)	(.72)	(1.07)	(1.79)	$9.72	(14.77)	$11	(.08)	1.77	33
August 31, 2021 †	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.87	44
Class R6
August 31, 2022	$13.18	.21	(1.86)	(1.65)	(.74)	(1.07)	(1.81)	$9.72	(14.76)	$7,846	(.18)	1.91	33
August 31, 2021	10.55	.11	2.66	2.77	(.10)	(.04)	(.14)	13.18	26.46	7,504	(.18)	.95	44
August 31, 2020 ‡	10.00	.01	.54	.55	—	—	—	10.55	5.50*	4,295	(.11)*	.11*	14*
Class Y
August 31, 2022	$13.17	.20	(1.87)	(1.67)	(.72)	(1.07)	(1.79)	$9.71	(14.85)	$11	(.08)	1.77	33
August 31, 2021 †	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.86	44

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 Retirement Advantage Funds	Retirement Advantage Funds 75

Financial highlights
(For a common share outstanding throughout the period) cont.

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022	$12.91	.09	(1.71)	(1.62)	(.67)	(.96)	(1.63)	$9.66	(14.47)	$171.19		.83	47
August 31, 2021 †	10.55	.08	2.47	2.55	(.10)	(.09)	(.19)	12.91	24.45	70.18		.65	45
Class C
August 31, 2022	$12.86	.07	(1.77)	(1.70)	(.58)	(.96)	(1.54)	$9.62	(15.12)	$15.94		.60	47
August 31, 2021 †	10.55	(.02)	2.48	2.46	(.06)	(.09)	(.15)	12.86	23.60	14.93		(.15)	45
Class R
August 31, 2022	$12.89	.12	(1.79)	(1.67)	(.62)	(.96)	(1.58)	$9.64	(14.87)	$11.59		1.10	47
August 31, 2021 †	10.55	.03	2.48	2.51	(.08)	(.09)	(.17)	12.89	24.03	12.58		.26	45
Class R3
August 31, 2022	$12.90	.15	(1.78)	(1.63)	(.65)	(.96)	(1.61)	$9.66	(14.56)	$11.34		1.35	47
August 31, 2021 †	10.55	.06	2.47	2.53	(.09)	(.09)	(.18)	12.90	24.22	12.33		.51	45
Class R4
August 31, 2022	$12.93	.09	(1.71)	(1.62)	(.68)	(.96)	(1.64)	$9.67	(14.46)	$41.09		.91	47
August 31, 2021 †	10.55	.09	2.47	2.56	(.09)	(.09)	(.18)	12.93	24.60	12.08		.75	45
Class R5
August 31, 2022	$12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	$9.68	(14.32)	$11	(.06)	1.75	47
August 31, 2021 †	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45
Class R6
August 31, 2022	$12.95	.21	(1.80)	(1.59)	(.71)	(.96)	(1.67)	$9.69	(14.21)	$6,909	(.16)	1.92	47
August 31, 2021	10.55	.11	2.48	2.59	(.10)	(.09)	(.19)	12.95	24.89	7,183	(.17)	.98	45
August 31, 2020 ‡	10.00	.02	.53	.55	—	—	—	10.55	5.50*	4,335	(.11)*	.18*	32*
Class Y
August 31, 2022	$12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	$9.68	(14.32)	$11	(.06)	1.75	47
August 31, 2021 †	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76 Retirement Advantage Funds	Retirement Advantage Funds 77

Financial highlights
(For a common share outstanding throughout the period) cont.

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022**	$12.64	.12	(1.61)	(1.49)	(.66)	(.95)	(1.61)	$9.54	(13.69)	$720.23		1.16	51
August 31, 2021 †	10.56	.05	2.22	2.27	(.10)	(.09)	(.19)	12.64	21.67	449.22		.45	56
Class C
August 31, 2022**	$12.58	.03	(1.60)	(1.57)	(.55)	(.95)	(1.50)	$9.51	(14.26)	$26.98		.32	51
August 31, 2021 †	10.56	.01	2.17	2.18	(.07)	(.09)	(.16)	12.58	20.77	12.97		.12	56
Class R
August 31, 2022**	$12.61	.10	(1.63)	(1.53)	(.60)	(.95)	(1.55)	$9.53	(14.00)	$10.63		.92	51
August 31, 2021 †	10.56	.05	2.17	2.22	(.08)	(.09)	(.17)	12.61	21.19	12.62		.47	56
Class R3
August 31, 2022**	$12.63	.13	(1.64)	(1.51)	(.63)	(.95)	(1.58)	$9.54	(13.84)	$10.38		1.17	51
August 31, 2021 †	10.56	.08	2.17	2.25	(.09)	(.09)	(.18)	12.63	21.48	12.37		.72	56
Class R4
August 31, 2022**	$12.65	.13	(1.61)	(1.48)	(.66)	(.95)	(1.61)	$9.56	(13.59)	$21.13		1.23	51
August 31, 2021 †	10.56	.11	2.17	2.28	(.10)	(.09)	(.19)	12.65	21.77	12.12		.97	56
Class R5
August 31, 2022**	$12.66	.17	(1.64)	(1.47)	(.67)	(.95)	(1.62)	$9.57	(13.44)	$11	(.02)	1.57	51
August 31, 2021 †	10.56	.13	2.16	2.29	(.10)	(.09)	(.19)	12.66	21.92	12	(.03)	1.12	56
Class R6
August 31, 2022**	$12.67	.18	(1.63)	(1.45)	(.69)	(.95)	(1.64)	$9.58	(13.34)	$12,199	(.12)	1.68	51
August 31, 2021	10.56	.14	2.17	2.31	(.11)	(.09)	(.20)	12.67	22.06	12,118	(.13)	1.18	56
August 31, 2020 ‡	10.00	.07	.49	.56	—	—	—	10.56	5.60*	6,497	(.08)*	.68*	23*
Class Y
August 31, 2022**	$12.66	.17	(1.63)	(1.46)	(.68)	(.95)	(1.63)	$9.57	(13.43)	$18	(.02)	1.57	51
August 31, 2021 †	10.56	.12	2.17	2.29	(.10)	(.09)	(.19)	12.66	21.92	20	(.03)	1.06	56

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78 Retirement Advantage Funds	Retirement Advantage Funds 79

Financial highlights
(For a common share outstanding throughout the period) cont.

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022	$12.29	.11	(1.52)	(1.41)	(.57)	(.78)	(1.35)	$9.53	(12.89)	$513.28		1.07	52
August 31, 2021 †	10.55	.10	1.77	1.87	(.12)	(.01)	(.13)	12.29	17.86	195.28		.83	61
Class C
August 31, 2022	$12.23	.05	(1.52)	(1.47)	(.53)	(.78)	(1.31)	$9.45	(13.50)	$57	1.03	.49	52
August 31, 2021 †	10.55	.02	1.76	1.78	(.09)	(.01)	(.10)	12.23	16.99	27	1.03	.16	61
Class R
August 31, 2022	$12.26	.10	(1.55)	(1.45)	(.50)	(.78)	(1.28)	$9.53	(13.20)	$10.68		.90	52
August 31, 2021 †	10.55	.08	1.74	1.82	(.10)	(.01)	(.11)	12.26	17.42	12.68		.71	61
Class R3
August 31, 2022	$12.28	.12	(1.55)	(1.43)	(.53)	(.78)	(1.31)	$9.54	(13.03)	$10.43		1.15	52
August 31, 2021 †	10.55	.11	1.74	1.85	(.11)	(.01)	(.12)	12.28	17.70	12.43		.96	61
Class R4
August 31, 2022	$12.30	.11	(1.51)	(1.40)	(.56)	(.78)	(1.34)	$9.56	(12.79)	$101.18		1.15	52
August 31, 2021 †	10.55	.14	1.74	1.88	(.12)	(.01)	(.13)	12.30	17.98	12.18		1.21	61
Class R5
August 31, 2022	$12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	$9.57	(12.64)	$10.03		1.55	52
August 31, 2021 †	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.36	61
Class R6
August 31, 2022	$12.31	.16	(1.53)	(1.37)	(.59)	(.78)	(1.37)	$9.57	(12.56)	$11,594	(.07)	1.49	52
August 31, 2021	10.55	.16	1.74	1.90	(.13)	(.01)	(.14)	12.31	18.17	11,404	(.07)	1.38	61
August 31, 2020 ‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,698	(.05)*	1.21*	20*
Class Y
August 31, 2022	$12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	$9.57	(12.64)	$12.03		1.54	52
August 31, 2021 †	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.35	61

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 Retirement Advantage Funds	Retirement Advantage Funds 81

Financial highlights
(For a common share outstanding throughout the period) cont.

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022	$11.46	.09	(1.42)	(1.33)	(.35)	(.40)	(.75)	$9.38	(12.36)	$1,639.33		.90	49
August 31, 2021 †	10.55	.14	1.00	1.14	(.17)	(.06)	(.23)	11.46	11.04	1,433.32		1.31	56
Class C
August 31, 2022	$11.42	.03	(1.43)	(1.40)	(.28)	(.40)	(.68)	$9.34	(12.98)	$66	1.08	.31	49
August 31, 2021 †	10.55	.04	1.03	1.07	(.14)	(.06)	(.20)	11.42	10.28	60	1.07	.34	56
Class R
August 31, 2022	$11.44	.07	(1.44)	(1.37)	(.29)	(.40)	(.69)	$9.38	(12.68)	$10.73		.66	49
August 31, 2021 †	10.55	.10	1.00	1.10	(.15)	(.06)	(.21)	11.44	10.61	11.72		.92	56
Class R3
August 31, 2022	$11.46	.09	(1.43)	(1.34)	(.32)	(.40)	(.72)	$9.40	(12.45)	$10.48		.91	49
August 31, 2021 †	10.55	.13	1.00	1.13	(.16)	(.06)	(.22)	11.46	10.88	11.47		1.17	56
Class R4
August 31, 2022	$11.48	.11	(1.43)	(1.32)	(.35)	(.40)	(.75)	$9.41	(12.29)	$105.23		1.15	49
August 31, 2021 †	10.55	.15	1.01	1.16	(.17)	(.06)	(.23)	11.48	11.17	11.22		1.42	56
Class R5
August 31, 2022	$11.49	.14	(1.44)	(1.30)	(.37)	(.40)	(.77)	$9.42	(12.14)	$10.08		1.31	49
August 31, 2021 †	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	11.07		1.57	56
Class R6
August 31, 2022	$11.49	.15	(1.44)	(1.29)	(.38)	(.40)	(.78)	$9.42	(12.05)	$10,784	(.02)	1.45	49
August 31, 2021	10.55	.18	1.00	1.18	(.18)	(.06)	(.24)	11.49	11.36	10,325	(.03)	1.63	56
August 31, 2020 ‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,137	(.02)*	1.19*	26*
Class Y
August 31, 2022	$11.49	.13	(1.43)	(1.30)	(.37)	(.40)	(.77)	$9.42	(12.14)	$10.08		1.30	49
August 31, 2021 †	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	12.07		1.56	56

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

82 Retirement Advantage Funds	Retirement Advantage Funds 83

Financial highlights
(For a common share outstanding throughout the period) cont.

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2022	$11.26	.03	(1.31)	(1.28)	(.32)	(.16)	(.48)	$9.50	(11.91)	$441.57		.25	46
August 31, 2021 †	10.49	(.01)	.95	.94	(.16)	(.01)	(.17)	11.26	9.06	565.60		(.06)	41
Class C
August 31, 2022	$11.19	(.06)	(1.29)	(1.35)	(.31)	(.16)	(.47)	$9.37	(12.59)	$9	1.32	(.56)	46
August 31, 2021 †	10.49	.05	.81	.86	(.15)	(.01)	(.16)	11.19	8.25	11	1.35	.49	41
Class R
August 31, 2022	$11.22	(.02)	(1.29)	(1.31)	(.32)	(.16)	(.48)	$9.43	(12.26)	$10.97		(.21)	46
August 31, 2021 †	10.49	.09	.81	.90	(.16)	(.01)	(.17)	11.22	8.60	11	1.00	.84	41
Class R3
August 31, 2022	$11.24	—[f]	(1.29)	(1.29)	(.32)	(.16)	(.48)	$9.47	(12.03)	$10.72		.04	46
August 31, 2021 †	10.49	.12	.80	.92	(.16)	(.01)	(.17)	11.24	8.84	11.75		1.09	41
Class R4
August 31, 2022	$11.26	.02	(1.29)	(1.27)	(.32)	(.16)	(.48)	$9.51	(11.81)	$22.47		.18	46
August 31, 2021 †	10.49	.14	.80	.94	(.16)	(.01)	(.17)	11.26	9.08	11.50		1.34	41
Class R5
August 31, 2022	$11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	$9.53	(11.77)	$10.32		.44	46
August 31, 2021 †	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41
Class R6
August 31, 2022	$11.29	.06	(1.31)	(1.25)	(.32)	(.16)	(.48)	$9.56	(11.57)	$12,192.22		.58	46
August 31, 2021	10.49	.20	.78	.98	(.17)	(.01)	(.18)	11.29	9.42	11,041.25		1.86	41
August 31, 2020 ‡	10.00	(.01)	.50	.49	—	—	—	10.49	4.90*	2,152	.17*	(.07)*	6*
Class Y
August 31, 2022	$11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	$9.53	(11.77)	$22.32		.43	46
August 31, 2021 †	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41

See page 86 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

84 Retirement Advantage Funds	Retirement Advantage Funds 85

Financial highlights cont.

* Not annualized.

∆ For the period December 30, 2020 (commencement of operations) to August 31, 2021.

† For the period September 1, 2020 (commencement of operations) to August 31, 2021.

‡ For the period December 31, 2019 (commencement of operations) to August 31, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	8/31/22	8/31/21	8/31/20
2065 Fund
Classes A, C, R, R3, R4, R5, R6 and Y	70.37%	99.33%	N/A
2060 Fund
Classes A, C, R, R3, R4, R5, and Y	7.76	12.96	N/A
Class R6	7.76	12.96	29.98%
2055 Fund
Classes A, C, R, R3, R4, R5, and Y	3.54	5.93	N/A
Class R6	3.54	5.93	8.82
2050 Fund
Classes A, C, R, R3, R4, R5, and Y	2.67	4.00	N/A
Class R6	2.67	4.00	6.16
2045 Fund
Classes A, C, R, R3, R4, R5, and Y	1.83	2.62	N/A
Class R6	1.83	2.62	4.00
2040 Fund
Classes A, C, R, R3, R4, R5, and Y	1.88	2.73	N/A
Class R6	1.88	2.73	3.98
2035 Fund
Classes A, C, R, R3, R4, R5, and Y	1.40	2.08	N/A
Class R6	1.40	2.08	3.25
2030 Fund
Classes A, C, R, R3, R4, R5, and Y	1.36	2.10	N/A
Class R6	1.36	2.10	3.38
2025 Fund
Classes A, C, R, R3, R4, R5, and Y	1.30	2.10	N/A
Class R6	1.30	2.10	3.46
Maturity Fund
Classes A, C, R, R3, R4, R5, and Y	1.04	1.86	N/A
Class R6	1.04	1.86	16.03

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

86 Retirement Advantage Funds

Notes to financial statements 8/31/22

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2021 through August 31, 2022.

Each of the Putnam Retirement Advantage Funds: Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, and Putnam Retirement Advantage Maturity Fund (“Maturity Fund”) (collectively, the “Retirement Advantage Funds”) is a diversified series of Putnam Target Date Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Advantage Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Advantage Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam Retirement Advantage Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam Advantage Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Advantage Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of August 31, 2022, each fund may invest in the following diversified funds: Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Multi-Asset Income Fund (prior to 7/12/22, the name was Putnam Income Strategies Portfolio) and Putnam Short Term Investment Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%/4.00%†	bought with no initial sales charge	None
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R*	None	None	None
Class R3*	None	None	None
Class R4*	None	None	None
Class R5*	None	None	None
Class R6*	None	None	None
Class Y*	None	None	None

* Not available to all investors.

† Sales charge 5.75% for all funds except Putnam Retirement Advantage Maturity Fund which is 4.00%.

Retirement Advantage Funds 87

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to each fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If a fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains

88 Retirement Advantage Funds

or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the funds will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2022, the following funds had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
	Short-term	Long-term	Total
2050 Fund	$135	$—	$135
2045 Fund	2,588	6,710	9,298
2040 Fund	573	739	1,312
2035 Fund	11,408	—	11,408

Pursuant to federal income tax regulations applicable to regulated investment companies, the Putnam Retirement Advantage 2065 Fund has elected to defer $130 to its fiscal year ending August 31, 2023 late year ordinary losses ((i) ordinary losses recognized between January 1, 2022 and August 31, 2022, and (ii) specified ordinary and currency losses recognized between November 1 and August 31, 2022).

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Advantage Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
losses on wash sale transactions, late year loss deferrals and reclass of short-term capital gain distributions from underlying
2065 Fund	Putnam funds
losses on wash sale transactions and reclass of short-term capital
2060 Fund	gain distributions from underlying Putnam funds
losses on wash sale transactions and reclass of short-term capital
2055 Fund	gain distributions from underlying Putnam funds
losses on wash sale transactions and reclass of short-term capital
2050 Fund	gain distributions from underlying Putnam funds
losses on wash sale transactions and reclass of short-term capital
2045 Fund	gain distributions from underlying Putnam funds
losses on wash sale transactions and reclass of short-term capital
2040 Fund	gain distributions from underlying Putnam funds
losses on wash sale transactions and reclass of short-term capital
2035 Fund	gain distributions from underlying Putnam funds
losses on wash sale transactions and reclass of short-term capital
2030 Fund	gain distributions from underlying Putnam funds
losses on wash sale transactions and reclass of short-term capital
2025 Fund	gain distributions from underlying Putnam funds
losses on wash sale transactions and reclass of short-term capital
Maturity Fund	gain distributions from underlying Putnam funds

Retirement Advantage Funds 89

Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the following funds reclassified the following amounts:

	Undistributed net	Accumulated net realized gain/
	investment income	(loss) on investment transactions
2065 Fund	$6,277	$(6,277)
2060 Fund	50,434	(50,434)
2055 Fund	128,431	(128,431)
2050 Fund	195,887	(195,887)
2045 Fund	346,191	(346,191)
2040 Fund	316,539	(316,539)
2035 Fund	582,845	(582,845)
2030 Fund	524,611	(524,611)
2025 Fund	294,764	(294,764)
Maturity Fund	387,132	(387,132)

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

			Net
			unrealized
			apprecia-	Undistri-	Undistri-	Undistri-		Late year	Cost for
	Unrealized	Unrealized	tion/	buted	buted	buted	Capital	ordinary	federal
	apprecia-	(deprecia-	deprecia-	ordinary	short-term	long-term	loss	loss	income tax
	tion	tion)	tion	income	gain	gain	carryover	deferral	purposes
2065 Fund	$209	$(28,472)	$(28,263)	$—	$—	$8,889	$—	$(130)	$203,150
2060 Fund	497	(206,875)	(206,378)	228	—	87,017	—	—	1,451,220
2055 Fund	4,720	(507,049)	(502,329)	2,314	—	269,715	—	—	3,663,242
2050 Fund	6,194	(781,632)	(775,438)	3,147	—	432,693	(135)	—	5,181,538
2045 Fund	12,170	(1,403,276)	(1,391,106)	7,984	—	831,299	(9,298)	—	9,761,762
2040 Fund	9,827	(1,264,546)	(1,254,719)	22,394	—	767,475	(1,312)	—	8,432,636
2035 Fund	23,353	(2,356,679)	(2,333,326)	84,061	—	969,169	(11,408)	—	15,345,556
2030 Fund	10,686	(2,187,011)	(2,176,325)	105,236	—	663,111	—	—	14,481,414
2025 Fund	5,510	(1,766,607)	(1,761,097)	101,383	950	187,840	—	—	14,394,362
Maturity
Fund	524	(1,622,070)	(1,621,546)	11,798	—	115,389	—	—	14,340,001

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs For Putnam Retirement Advantage 2065 Fund, the offering costs of $132,587 have been fully amortized on a straight-line basis over a twelve-month period as of December 29, 2021. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

90 Retirement Advantage Funds

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam Retirement Advantage Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.45%
2060 Fund	0.44%
2055 Fund	0.43%
2050 Fund	0.42%
2045 Fund	0.41%
2040 Fund	0.40%
2035 Fund	0.39%
2030 Fund	0.38%
2025 Fund	0.37%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2025 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$919
2060 Fund	6,714
2055 Fund	17,660
2050 Fund	26,806
2045 Fund	51,631
2040 Fund	45,724
2035 Fund	76,062
2030 Fund	66,337
2025 Fund	58,314
Maturity Fund	31,527

Retirement Advantage Funds 91

In addition, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least December 30, 2025 in an amount sufficient to result in total annual fund operating expenses for the fund’s class A, C, R, R3, R4, R5, R6 and Y shares (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$103,381
2060 Fund	77,292
2055 Fund	82,168
2050 Fund	86,180
2045 Fund	97,164
2040 Fund	94,441
2035 Fund	109,191
2030 Fund	105,948
2025 Fund	104,989
Maturity Fund	110,101

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% (prior to July 1, 2022, the annual rate was 0.35%) of the average net assets of the portion of each fund managed by PIL.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund at the following class specific rates:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$41	$15	$30	$30	$51	$14	$7	$31	$219
2060 Fund	132	15	33	33	42	15	224	19	$513
2055 Fund	108	20	33	33	52	15	662	15	$938
2050 Fund	77	15	32	32	49	15	1,023	15	$1,258
2045 Fund	377	28	32	32	105	15	1,934	15	$2,538
2040 Fund	148	18	32	32	62	15	1,811	15	$2,133
2035 Fund	664	17	31	31	41	14	3,163	24	$3,985
2030 Fund	433	52	30	30	125	14	3,043	15	$3,742
2025 Fund	2,037	71	29	29	130	13	2,690	13	$5,012
Maturity Fund	636	13	28	28	41	13	3,256	13	$4,028

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the

92 Retirement Advantage Funds

funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$83	$116	$55	$27	$281
2060 Fund	263	120	60	30	473
2055 Fund	217	159	60	30	466
2050 Fund	155	117	59	30	361
2045 Fund	755	227	59	29	1,070
2040 Fund	297	144	58	29	528
2035 Fund	1,331	136	57	28	1,552
2030 Fund	868	417	55	28	1,368
2025 Fund	4,075	572	52	26	4,725
Maturity Fund	1,272	102	51	26	1,451

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares in the following amounts:

Class A Net commissions
2065 Fund	$94
2060 Fund	1,258
2055 Fund	119
2050 Fund	597
2045 Fund	1,112
2040 Fund	229
2035 Fund	2,200
2030 Fund	1,676
2025 Fund	557

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amount on class A redemptions:

2065 Fund	$37

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$115,633	$14,597
2060 Fund	939,333	269,829
2055 Fund	2,338,043	710,413
2050 Fund	3,331,340	1,650,581
2045 Fund	5,714,084	2,645,758
2040 Fund	5,476,259	3,462,715
2035 Fund	10,546,773	6,685,669
2030 Fund	10,091,538	6,491,429
2025 Fund	9,148,144	6,075,834
Maturity Fund	9,572,504	6,224,531

Retirement Advantage Funds 93

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

			FOR THE PERIOD 12/30/20
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/22		TO 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	2,545	$27,971	744	$7,929
Shares issued in connection with
reinvestment of distributions	175	1,998	—	—
	2,720	29,969	744	7,929
Shares repurchased	(23)	(250)	(2)	(25)
Net increase	2,697	$29,719	742	$7,904

	YEAR ENDED 8/31/22
Class C	Shares	Amount
Shares sold	208	$2,080
Shares issued in connection with reinvestment of distributions	50	571
	258	2,651
Shares repurchased	(3)	(35)
Net increase	255	$2,616

	YEAR ENDED 8/31/22
Class R	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	53	610
	53	610
Shares repurchased	—	—
Net increase	53	$610

	YEAR ENDED 8/31/22
Class R3	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	56	638
	56	638
Shares repurchased	—	—
Net increase	56	$638

	YEAR ENDED 8/31/22
Class R4	Shares	Amount
Shares sold	2,491	$25,615
Shares issued in connection with reinvestment of distributions	58	667
	2,549	26,282
Shares repurchased	(7)	(69)
Net increase	2,542	$26,213

94 Retirement Advantage Funds

	YEAR ENDED 8/31/22
Class R5	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	60	684
	60	684
Shares repurchased	—	—
Net increase	60	$684

	YEAR ENDED 8/31/22
Class R6	Shares	Amount
Shares sold	3,840	$42,440
Shares issued in connection with reinvestment of distributions	61	695
	3,901	43,135
Shares repurchased	(1,129)	(12,227)
Net increase	2,772	$30,908

			FOR THE PERIOD 12/30/20
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/22		TO 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,232	$13,991
Shares issued in connection with
reinvestment of distributions	132	1,510	—	—
	132	1,510	1,232	13,991
Shares repurchased	(37)	(436)	—	—
Net increase	95	$1,074	1,232	$13,991

2060 Fund

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	16,325	$177,250	6,023	$66,874
Shares issued in connection with
reinvestment of distributions	1,502	17,208	42	481
	17,827	194,458	6,065	67,355
Shares repurchased	(10,567)	(111,031)	(882)	(11,699)
Net increase	7,260	$83,427	5,183	$55,656

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	17	$175	938	$10,000
Shares issued in connection with
reinvestment of distributions	192	2,197	8	94
	209	2,372	946	10,094
Shares repurchased	—	—	—	—
Net increase	209	$2,372	946	$10,094

Retirement Advantage Funds 95

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	938	$10,000
Shares issued in connection with
reinvestment of distributions	196	2,239	9	105
	196	2,239	947	10,105
Shares repurchased	—	—	—	—
Net increase	196	$2,239	947	$10,105

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	938	$10,000
Shares issued in connection with
reinvestment of distributions	198	2,271	10	113
	198	2,271	948	10,113
Shares repurchased	—	—	—	—
Net increase	198	$2,271	948	$10,113

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	938	$9,771	938	$10,000
Shares issued in connection with
reinvestment of distributions	201	2,304	11	122
	1,139	12,075	949	10,122
Shares repurchased	(3)	(29)	—	—
Net increase	1,136	$12,046	949	$10,122

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	938	$10,000
Shares issued in connection with
reinvestment of distributions	203	2,323	11	127
	203	2,323	949	10,127
Shares repurchased	—	—	—	—
Net increase	203	$2,323	949	$10,127

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	52,284	$578,703	60,975	$691,830
Shares issued in connection with
reinvestment of distributions	14,515	166,339	717	8,301
	66,799	745,042	61,692	700,131
Shares repurchased	(11,092)	(120,066)	(39,492)	(499,950)
Net increase	55,707	$624,976	22,200	$200,181

96 Retirement Advantage Funds

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	16	$210	1,250	$13,706
Shares issued in connection with
reinvestment of distributions	259	2,976	14	161
	275	3,186	1,264	13,867
Shares repurchased	(2)	(25)	(64)	(840)
Net increase	273	$3,161	1,200	$13,027

2055 Fund

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	14,952	$149,432	2,687	$30,342
Shares issued in connection with
reinvestment of distributions	709	8,257	32	365
	15,661	157,689	2,719	30,707
Shares repurchased	(704)	(7,475)	—	—
Net increase	14,957	$150,214	2,719	$30,707

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	798	$8,799	941	$10,000
Shares issued in connection with
reinvestment of distributions	155	1,807	15	171
	953	10,606	956	10,171
Shares repurchased	(6)	(60)	—	—
Net increase	947	$10,546	956	$10,171

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	941	$10,000
Shares issued in connection with
reinvestment of distributions	159	1,852	16	183
	159	1,852	957	10,183
Shares repurchased	—	—	—	—
Net increase	159	$1,852	957	$10,183

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	941	$10,000
Shares issued in connection with
reinvestment of distributions	162	1,882	16	192
	162	1,882	957	10,192
Shares repurchased	—	—	—	—
Net increase	162	$1,882	957	$10,192

Retirement Advantage Funds 97

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,366	$46,345	941	$10,000
Shares issued in connection with
reinvestment of distributions	165	1,915	17	200
	4,531	48,260	958	10,200
Shares repurchased	(2,396)	(25,865)	—	—
Net increase	2,135	$22,395	958	$10,200

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	941	$10,000
Shares issued in connection with
reinvestment of distributions	166	1,935	18	205
	166	1,935	959	10,205
Shares repurchased	—	—	—	—
Net increase	166	$1,935	959	$10,205

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	145,284	$1,633,980	116,630	$1,332,510
Shares issued in connection with
reinvestment of distributions	35,484	413,385	3,146	35,995
	180,768	2,047,365	119,776	1,368,505
Shares repurchased	(50,952)	(543,016)	(66,920)	(836,689)
Net increase	129,816	$1,504,349	52,856	$531,816

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	43	$480	954	$10,170
Shares issued in connection with
reinvestment of distributions	170	1,986	18	205
	213	2,466	972	10,375
Shares repurchased	(2)	(25)	—	—
Net increase	211	$2,441	972	$10,375

2050 Fund

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	14,964	$145,312	1,837	$20,852
Shares issued in connection with
reinvestment of distributions	342	3,909	23	257
	15,306	149,221	1,860	21,109
Shares repurchased	(12)	(125)	(399)	(5,132)
Net increase	15,294	$149,096	1,461	$15,977

98 Retirement Advantage Funds

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	943	$10,000
Shares issued in connection with
reinvestment of distributions	158	1,808	17	195
	158	1,808	960	10,195
Shares repurchased	—	—	—	—
Net increase	158	$1,808	960	$10,195

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	944	$10,000
Shares issued in connection with
reinvestment of distributions	161	1,851	18	208
	161	1,851	962	10,208
Shares repurchased	—	—	—	—
Net increase	161	$1,851	962	$10,208

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	943	$10,000
Shares issued in connection with
reinvestment of distributions	165	1,883	19	216
	165	1,883	962	10,216
Shares repurchased	—	—	—	—
Net increase	165	$1,883	962	$10,216

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,842	$19,103	943	$10,000
Shares issued in connection with
reinvestment of distributions	167	1,914	20	224
	2,009	21,017	963	10,224
Shares repurchased	(6)	(53)	—	—
Net increase	2,003	$20,964	963	$10,224

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	943	$10,000
Shares issued in connection with
reinvestment of distributions	169	1,934	20	229
	169	1,934	963	10,229
Shares repurchased	—	—	—	—
Net increase	169	$1,934	963	$10,229

Retirement Advantage Funds 99

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	211,125	$2,339,567	251,797	$2,864,867
Shares issued in connection with
reinvestment of distributions	60,869	696,340	6,143	69,721
	271,994	3,035,907	257,940	2,934,588
Shares repurchased	(133,168)	(1,432,067)	(152,005)	(1,830,305)
Net increase	138,826	$1,603,840	105,935	$1,104,283

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	99	$1,000	943	$10,000
Shares issued in connection with
reinvestment of distributions	169	1,934	20	229
	268	2,934	963	10,229
Shares repurchased	—	—	—	—
Net increase	268	$2,934	963	$10,229

2045 Fund

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	22,403	$242,848	15,398	$177,368
Shares issued in connection with
reinvestment of distributions	2,916	33,622	141	1,596
	25,319	276,470	15,539	178,964
Shares repurchased	(1,127)	(11,861)	—	—
Net increase	24,192	$264,609	15,539	$178,964

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	38	$368	1,848	$20,213
Shares issued in connection with
reinvestment of distributions	268	3,097	8	95
	306	3,465	1,856	20,308
Shares repurchased	—	—	—	—
Net increase	306	$3,465	1,856	$20,308

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	141	1,634	9	106
	141	1,634	957	10,106
Shares repurchased	—	—	—	—
Net increase	141	$1,634	957	$10,106

100 Retirement Advantage Funds

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	144	1,665	10	115
	144	1,665	958	10,115
Shares repurchased	—	—	—	—
Net increase	144	$1,665	958	$10,115

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	8,375	$88,850	948	$10,000
Shares issued in connection with
reinvestment of distributions	147	1,696	10	123
	8,522	90,546	958	10,123
Shares repurchased	(1,338)	(14,346)	—	—
Net increase	7,184	$76,200	958	$10,123

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	148	1,715	11	128
	148	1,715	959	10,128
Shares repurchased	—	—	—	—
Net increase	148	$1,715	959	$10,128

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	342,753	$3,853,895	365,446	$4,201,308
Shares issued in connection with
reinvestment of distributions	101,727	1,175,969	6,557	74,491
	444,480	5,029,864	372,003	4,275,799
Shares repurchased	(206,981)	(2,252,928)	(209,447)	(2,530,815)
Net increase	237,499	$2,776,936	162,556	$1,744,984

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,629	$30,746
Shares issued in connection with
reinvestment of distributions	148	1,715	11	128
	148	1,715	2,640	30,874
Shares repurchased	—	—	(1,681)	(20,746)
Net increase	148	$1,715	959	$10,128

Retirement Advantage Funds 101

2040 Fund

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	13,759	$142,240	5,791	$65,669
Shares issued in connection with
reinvestment of distributions	729	8,328	60	677
	14,488	150,568	5,851	66,346
Shares repurchased	(2,178)	(24,366)	(424)	(5,000)
Net increase	12,310	$126,202	5,427	$61,346

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	352	$3,801	1,064	$11,338
Shares issued in connection with
reinvestment of distributions	145	1,654	13	149
	497	5,455	1,077	11,487
Shares repurchased	(2)	(25)	(2)	(26)
Net increase	495	$5,430	1,075	$11,461

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	133	1,521	14	161
	133	1,521	962	10,161
Shares repurchased	—	—	—	—
Net increase	133	$1,521	962	$10,161

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	136	1,552	15	170
	136	1,552	963	10,170
Shares repurchased	—	—	—	—
Net increase	136	$1,552	963	$10,170

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,172	$33,343	948	$10,000
Shares issued in connection with
reinvestment of distributions	139	1,584	16	177
	3,311	34,927	964	10,177
Shares repurchased	(11)	(103)	—	—
Net increase	3,300	$34,824	964	$10,177

102 Retirement Advantage Funds

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	140	1,602	16	183
	140	1,602	964	10,183
Shares repurchased	—	—	—	—
Net increase	140	$1,602	964	$10,183

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	323,402	$3,581,313	321,597	$3,709,589
Shares issued in connection with
reinvestment of distributions	90,101	1,029,855	8,699	97,867
	413,503	4,611,168	330,296	3,807,456
Shares repurchased	(255,415)	(2,756,398)	(186,331)	(2,203,105)
Net increase	158,088	$1,854,770	143,965	$1,604,351

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	140	1,602	16	183
	140	1,602	964	10,183
Shares repurchased	—	—	—	—
Net increase	140	$1,602	964	$10,183

2035 Fund

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	35,578	$361,208	35,516	$411,056
Shares issued in connection with
reinvestment of distributions	6,026	67,189	31	345
	41,604	428,397	35,547	411,401
Shares repurchased	(1,722)	(18,171)	(6)	(55)
Net increase	39,882	$410,226	35,541	$411,346

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	1,860	$17,223	948	$10,000
Shares issued in connection with
reinvestment of distributions	129	1,438	12	146
	1,989	18,661	960	10,146
Shares repurchased	(194)	(1,894)	—	—
Net increase	1,795	$16,767	960	$10,146

Retirement Advantage Funds 103

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	133	1,480	13	157
	133	1,480	961	10,157
Shares repurchased	—	—	—	—
Net increase	133	$1,480	961	$10,157

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	135	1,510	14	166
	135	1,510	962	10,166
Shares repurchased	—	—	—	—
Net increase	135	$1,510	962	$10,166

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,738	$38,361	948	$10,000
Shares issued in connection with
reinvestment of distributions	138	1,541	14	174
	3,876	39,902	962	10,174
Shares repurchased	(2,644)	(27,522)	—	—
Net increase	1,232	$12,380	962	$10,174

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	140	1,559	15	179
	140	1,559	963	10,179
Shares repurchased	—	—	—	—
Net increase	140	$1,559	963	$10,179

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	643,760	$6,970,069	681,909	$7,855,313
Shares issued in connection with
reinvestment of distributions	155,607	1,736,577	13,392	149,321
	799,367	8,706,646	695,301	8,004,634
Shares repurchased	(482,122)	(5,096,644)	(353,810)	(4,091,537)
Net increase	317,245	$3,610,002	341,491	$3,913,097

104 Retirement Advantage Funds

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,593	$17,799
Shares issued in connection with
reinvestment of distributions	233	2,606	15	179
	233	2,606	1,608	17,978
Shares repurchased	—	—	—	—
Net increase	233	$2,606	1,608	$17,978

2030 Fund

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	45,968	$493,699	15,854	$184,295
Shares issued in connection with
reinvestment of distributions	3,264	35,873	23	257
	49,232	529,572	15,877	184,552
Shares repurchased	(11,262)	(119,849)	(22)	(262)
Net increase	37,970	$409,723	15,855	$184,290

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	3,402	$36,073	2,203	$25,100
Shares issued in connection with
reinvestment of distributions	386	4,230	9	97
	3,788	40,303	2,212	25,197
Shares repurchased	(3)	(35)	—	—
Net increase	3,785	$40,268	2,212	$25,197

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	112	1,230	9	109
	112	1,230	957	10,109
Shares repurchased	—	—	—	—
Net increase	112	$1,230	957	$10,109

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	115	1,260	10	117
	115	1,260	958	10,117
Shares repurchased	—	—	—	—
Net increase	115	$1,260	958	$10,117

Retirement Advantage Funds 105

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	9,486	$97,364	948	$10,000
Shares issued in connection with
reinvestment of distributions	117	1,289	11	125
	9,603	98,653	959	10,125
Shares repurchased	(37)	(343)	—	—
Net increase	9,566	$98,310	959	$10,125

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	119	1,306	11	130
	119	1,306	959	10,130
Shares repurchased	—	—	—	—
Net increase	119	$1,306	959	$10,130

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	579,287	$6,374,381	738,848	$8,370,834
Shares issued in connection with
reinvestment of distributions	138,285	1,522,519	8,183	90,417
	717,572	7,896,900	747,031	8,461,251
Shares repurchased	(432,441)	(4,555,281)	(360,723)	(4,126,638)
Net increase	285,131	$3,341,619	386,308	$4,334,613

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	142	$1,431	974	$10,305
Shares issued in connection with
reinvestment of distributions	122	1,343	12	130
	264	2,774	986	10,435
Shares repurchased	—	—	—	—
Net increase	264	$2,774	986	$10,435

2025 Fund

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	70,606	$762,173	125,124	$1,375,490
Shares issued in connection with
reinvestment of distributions	10,916	116,586	1,372	14,709
	81,522	878,759	126,496	1,390,199
Shares repurchased	(31,903)	(330,156)	(1,427)	(15,829)
Net increase	49,619	$548,603	125,069	$1,374,370

106 Retirement Advantage Funds

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	2,311	$21,684	5,480	$59,508
Shares issued in connection with
reinvestment of distributions	339	3,618	18	191
	2,650	25,302	5,498	59,699
Shares repurchased	(797)	(8,150)	(231)	(2,501)
Net increase	1,853	$17,152	5,267	$57,198

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	63	672	19	204
	63	672	967	10,204
Shares repurchased	—	—	—	—
Net increase	63	$672	967	$10,204

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	65	699	20	211
	65	699	968	10,211
Shares repurchased	—	—	—	—
Net increase	65	$699	968	$10,211

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	20,812	$206,676	948	$10,000
Shares issued in connection with
reinvestment of distributions	68	726	20	220
	20,880	207,402	968	10,220
Shares repurchased	(10,660)	(106,472)	—	—
Net increase	10,220	$100,930	968	$10,220

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	948	$10,000
Shares issued in connection with
reinvestment of distributions	69	743	21	225
	69	743	969	10,225
Shares repurchased	—	—	—	—
Net increase	69	$743	969	$10,225

Retirement Advantage Funds 107

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	585,276	$6,068,898	733,178	$7,982,382
Shares issued in connection with
reinvestment of distributions	74,258	794,555	13,713	147,140
	659,534	6,863,453	746,891	8,129,522
Shares repurchased	(413,568)	(4,217,473)	(335,359)	(3,647,053)
Net increase	245,966	$2,645,980	411,532	$4,482,469

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	983	$10,376
Shares issued in connection with
reinvestment of distributions	69	743	21	225
	69	743	1,004	10,601
Shares repurchased	(35)	(396)	—	—
Net increase	34	$347	1,004	$10,601

Maturity Fund

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	11,629	$130,360	50,724	$554,906
Shares issued in connection with
reinvestment of distributions	2,418	26,067	15	162
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,123
	14,047	156,427	51,692	565,191
Shares repurchased	(17,771)	(192,906)	(1,500)	(16,190)
Net increase (decrease)	(3,724)	$(36,479)	50,192	$549,001

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	42	453	14	150
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,112
	42	453	1,920	20,262
Shares repurchased	—	—	(952)	(10,250)
Net increase	42	$453	968	$10,012

108 Retirement Advantage Funds

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	43	457	15	156
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,117
	43	457	1,921	20,273
Shares repurchased	—	—	(953)	(10,251)
Net increase	43	$457	968	$10,022

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	42	461	15	161
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,120
	42	461	1,921	20,281
Shares repurchased	—	—	(952)	(10,261)
Net increase	42	$461	969	$10,020

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,508	$15,055	953	$10,000
Shares issued in connection with
reinvestment of distributions	43	462	15	164
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,124
	1,551	15,517	1,921	20,288
Shares repurchased	(196)	(1,929)	(952)	(10,259)
Net increase	1,355	$13,588	969	$10,029

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	953	$10,000
Shares issued in connection with
reinvestment of distributions	43	465	16	166
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,127
	43	465	1,922	20,293
Shares repurchased	—	—	(953)	(10,269)
Net increase	43	$465	969	$10,024

Retirement Advantage Funds 109

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	744,178	$8,007,884	689,692	$7,426,542
Shares issued in connection with
reinvestment of distributions	59,526	644,073	12,844	136,526
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	361,374	3,839,132
	803,704	8,651,957	1,063,910	11,402,200
Shares repurchased	(505,817)	(5,225,341)	(291,050)	(3,102,976)
Net increase	297,887	$3,426,616	772,860	$8,299,224

	YEAR ENDED 8/31/22		YEAR ENDED 8/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,312	$12,729	953	$10,000
Shares issued in connection with
reinvestment of distributions	43	465	16	166
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	—	—	953	10,127
	1,355	13,194	1,922	20,293
Shares repurchased	—	—	(953)	(10,269)
Net increase	1,355	$13,194	969	$10,024

110 Retirement Advantage Funds

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2065 Fund class A	1,059	23.86%	$9,986
2065 Fund class C	1,050	83.67	9,870
2065 Fund class R	1,053	100.00	9,925
2065 Fund class R3	1,056	100.00	9,967
2065 Fund class R4	1,058	29.87	10,009
2065 Fund class R5	1,060	100.00	10,033
2065 Fund class R6	1,061	28.13	10,048
2065 Fund class Y	1,060	45.55	10,028
2060 Fund class A	1,149	9.23	10,893
2060 Fund class C	1,138	98.53	10,743
2060 Fund class R	1,143	100.00	10,811
2060 Fund class R3	1,146	100.00	10,863
2060 Fund class R4	1,150	55.16	10,914
2060 Fund class R5	1,152	100.00	10,946
2060 Fund class Y	1,152	78.21	10,956
2055 Fund class A	1,123	6.35	10,848
2055 Fund class C	1,111	58.38	10,699
2055 Fund class R	1,116	100.00	10,767
2055 Fund class R3	1,119	100.00	10,819
2055 Fund class R4	1,123	36.31	10,871
2055 Fund class R5	1,125	100.00	10,902
2055 Fund class Y	1,125	95.10	10,901
2050 Fund class A	1,130	6.74	10,780
2050 Fund class C	1,118	100.00	10,623
2050 Fund class R	1,123	100.00	10,694
2050 Fund class R3	1,127	100.00	10,746
2050 Fund class R4	1,130	38.10	10,792
2050 Fund class R5	1,132	100.00	10,828
2050 Fund class Y	1,132	91.96	10,822
2045 Fund class C	1,094	50.60	10,557
2045 Fund class R	1,098	100.00	10,624
2045 Fund class R3	1,102	100.00	10,675
2045 Fund class R4	1,105	13.57	10,730
2045 Fund class R5	1,107	100.00	10,757
2045 Fund class Y	1,107	100.00	10,756
2040 Fund class A	1,102	6.21	10,645
2040 Fund class C	1,091	69.49	10,495
2040 Fund class R	1,095	100.00	10,561
2040 Fund class R3	1,099	100.00	10,612
2040 Fund class R4	1,102	25.84	10,656
2040 Fund class R5	1,104	100.00	10,693

Retirement Advantage Funds 111

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2040 Fund class Y	1,104	100.00%	$10,693
2035 Fund class C	1,089	39.53	10,356
2035 Fund class R	1,094	100.00	10,420
2035 Fund class R3	1,097	100.00	10,470
2035 Fund class R4	1,101	50.18	10,526
2035 Fund class R5	1,103	100.00	10,551
2035 Fund class Y	1,103	59.91	10,556
2030 Fund class C	1,070	17.84	10,112
2030 Fund class R	1,069	100.00	10,183
2030 Fund class R3	1,073	100.00	10,232
2030 Fund class R4	1,076	10.22	10,287
2030 Fund class R5	1,078	100.00	10,311
2030 Fund class Y	1,078	86.24	10,316
2025 Fund class C	1,027	14.42	9,592
2025 Fund class R	1,030	100.00	9,657
2025 Fund class R3	1,033	100.00	9,703
2025 Fund class R4	1,036	9.26	9,749
2025 Fund class R5	1,038	100.00	9,778
2025 Fund class Y	1,038	100.00	9,782
Maturity Fund class C	1,010	100.00	9,468
Maturity Fund class R	1,011	100.00	9,531
Maturity Fund class R3	1,011	100.00	9,577
Maturity Fund class R4	1,012	43.55	9,624
Maturity Fund class R5	1,012	100.00	9,650
Maturity Fund class Y	1,012	43.55	9,644

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	5.3%, 6.8%, 11.8%
2060 Fund	5.2%, 8.7%, 46.4%
2055 Fund	7.0%, 22.8%, 27.3%
2050 Fund	6.4%, 11.1%, 38.2%
2045 Fund	9.4%, 14.3%, 34.6%
2040 Fund	5.2%, 16.7%, 43.5%
2035 Fund	8.0%, 15.2%, 32.6%
2030 Fund	7.8%, 9.7%, 14.6%, 26.1%
2025 Fund	7.7%, 9.9%, 16.3%, 22.9%
Maturity Fund	5.6%, 6.0%, 6.7%, 11.7%, 29.3%

112 Retirement Advantage Funds

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Retirement Advantage Funds 113

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$92,617	$89,783	$10,567	$804	$11,664	$184	$(35,302)	11,025	$136,715
Putnam Dynamic Asset Allocation
Growth Fund Class P	25,375	25,047	3,499	461	3,227	(166)	(9,386)	2,291	37,371
Putnam Short Term Investment Fund
Class G	529	803	531	4	—	—	—	801	801
Totals	$118,521	$115,633	$14,597	$1,269	$14,891	$18	$(44,688)		$174,887

2060 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$685,938	$664,634	$205,958	$6,382	$92,549	$17,553	$(260,178)	72,741	$901,989
Putnam Dynamic Asset Allocation
Growth Fund Class P	209,468	268,970	59,861	4,313	30,170	2,937	(84,864)	20,641	336,650
Putnam Short Term Investment Fund
Class G	4,484	5,729	4,010	34	—	—	—	6,203	6,203
Totals	$899,890	$939,333	$269,829	$10,729	$122,719	$20,490	$(345,042)		$1,244,842

2055 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,352,678	$1,181,379	$433,850	$12,522	$181,612	$51,919	$(517,921)	131,791	$1,634,205
Putnam Dynamic Asset Allocation
Growth Fund Class P	1,022,679	1,140,641	264,483	20,842	145,783	21,920	(410,106)	92,621	1,510,651
Putnam Short Term Investment Fund
Class G	12,114	16,023	12,080	92	—	—	—	16,057	16,057
Totals	$2,387,471	$2,338,043	$710,413	$33,456	$327,395	$73,839	$(928,027)		$3,160,913

2050 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,269,220	$890,253	$618,087	$11,150	$161,719	$38,086	$(418,437)	93,632	$1,161,035
Putnam Dynamic Asset Allocation
Growth Fund Class P	2,734,816	2,420,677	1,014,107	53,513	374,296	28,126	(947,000)	197,579	3,222,512
Putnam Short Term Investment Fund
Class G	20,530	20,410	18,387	129	—	—	—	22,553	22,553
Totals	$4,024,566	$3,331,340	$1,650,581	$64,792	$536,015	$66,212	$(1,365,437)		$4,406,100

114 Retirement Advantage Funds	Retirement Advantage Funds 115

2045 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Dynamic Asset Allocation
Equity Fund Class P	$705,594	$367,212	$488,966	$5,556	$80,562	$20,272	$(199,268)	32,649	$404,844
Putnam Dynamic Asset Allocation
Growth Fund Class P	6,979,942	5,257,666	2,092,779	132,744	928,479	186,758	(2,498,541)	480,260	7,833,046
Putnam Short Term Investment Fund
Class G	107,573	89,206	64,013	772	—	—	—	132,766	132,766
Totals	$7,793,109	$5,714,084	$2,645,758	$139,072	$1,009,041	$207,030	$(2,697,809)		$8,370,656

2040 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$995,139	$1,511,479	$525,152	$18,408	$123,467	$(23,016)	$(326,837)	113,781	$1,631,613
Putnam Dynamic Asset Allocation
Growth Fund Class P	6,131,743	3,838,589	2,815,002	109,968	769,180	206,187	(2,019,612)	327,523	5,341,905
Putnam Short Term Investment Fund
Class G	200,769	126,191	122,561	1,239	—	—	—	204,399	204,399
Totals	$7,327,651	$5,476,259	$3,462,715	$129,615	$892,647	$183,171	$(2,346,449)		$7,177,917

2035 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$7,536,205	$7,291,342	$3,365,766	$121,948	$840,123	$(14,857)	$(2,212,421)	643,968	$9,234,503
Putnam Dynamic Asset Allocation
Growth Fund Class P	4,652,620	2,926,125	3,031,122	80,097	560,241	(25,270)	(1,242,352)	201,104	3,280,001
Putnam Short Term Investment Fund
Class G	457,201	329,306	288,781	3,011	—	—	—	497,726	497,726
Totals	$12,646,026	$10,546,773	$6,685,669	$205,056	$1,400,364	$(40,127)	$(3,454,773)		$13,012,230

2030 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Multi-Asset Income Fund
Class P	$775,905	$944,654	$418,489	$7,661	$34,863	$(14,203)	$(158,073)	117,810	$1,129,794
Putnam Dynamic Asset Allocation
Balanced Fund Class P	9,187,872	6,203,630	4,978,071	130,580	999,428	(89,557)	(2,331,695)	557,335	7,992,179
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,206,697	2,524,013	780,424	37,452	52,070	(45,635)	(339,976)	254,432	2,564,675
Putnam Short Term Investment Fund
Class G	513,645	419,241	314,445	3,543	—	—	—	618,441	618,441
Totals	$11,684,119	$10,091,538	$6,491,429	$179,236	$1,086,361	$(149,395)	$(2,829,744)		$12,305,089

116 Retirement Advantage Funds	Retirement Advantage Funds 117

2025 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Multi-Asset Income Fund
Class P	$2,880,322	$3,358,710	$1,490,790	$26,723	$118,759	$(52,248)	$(557,359)	431,557	$4,138,635
Putnam Dynamic Asset Allocation
Balanced Fund Class P	1,737,931	1,076,210	1,090,028	23,102	173,723	(41,287)	(377,159)	91,051	1,305,667
Putnam Dynamic Asset Allocation
Conservative Fund Class P	6,731,980	4,154,798	3,163,739	122,577	212,378	(139,349)	(1,146,602)	638,600	6,437,088
Putnam Short Term Investment Fund
Class G	524,726	558,426	331,277	3,743	—	—	—	751,875	751,875
Totals	$11,874,959	$9,148,144	$6,075,834	$176,145	$504,860	$(232,884)	$(2,081,120)		$12,633,265

Maturity Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/22	as of 8/31/22
Putnam Multi-Asset Income Fund
Class P	$11,676,196	$8,794,579	$6,201,280	$108,171	$526,869	$(82,034)	$(2,223,680)	1,247,527	$11,963,781
Putnam Short Term Investment Fund
Class G	—	777,925	23,251	658	—	—	—	754,674	754,674
Totals	$11,676,196	$9,572,504	$6,224,531	$108,829	$526,869	$(82,034)	$(2,223,680)		$12,718,455

Note 6: Initial capitalization and offering of shares

Putnam Retirement Advantage 2065 Fund was established as a series of the Trust on December 30, 2020 and commenced operations on December 30, 2020. Prior to December 30, 2020, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$10,000	1,000
Class C	$10,000	1,000
Class R	$10,000	1,000
Class R3	$10,000	1,000
Class R4	$10,000	1,000
Class R5	$10,000	1,000
Class R6	$10,000	1,000
Class Y	$10,000	1,000

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

118 Retirement Advantage Funds	Retirement Advantage Funds 119

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact each fund’s performance.

Note 8: Acquisition of Putnam Retirement Advantage 2020 Fund

On November 23, 2020, Putnam Retirement Advantage Maturity Fund issued 953, 953, 953, 953, 953, 953, 361,374 and 953 class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares, respectively, for 959, 959, 959, 959, 959, 960, 363, 828, and 960 class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares of Putnam Retirement Advantage 2020 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders The investment portfolio of Putnam Retirement Advantage 2020 Fund, with a fair value of $3,912,000 and an identified cost of $3,717,364 at November 20, 2020, was the principal asset acquired by Putnam Retirement Advantage Maturity Fund. The net assets of Putnam Retirement Advantage Maturity Fund and Putnam Retirement Advantage 2020 Fund on November 20, 2020, were $4,277,893 and $3,909,981, respectively. On November 20, 2020, Putnam Retirement Advantage 2020 Fund had distributions in excess of net investment income of $481, accumulated net realized loss of $7,047 and unrealized appreciation of $194,636. The aggregate net assets of the fund immediately following the acquisition were $8,187,874.

Information presented in the Statement of changes in net assets for the period ended August 31, 2021 reflect only the operations of Putnam Retirement Advantage Maturity Fund.

Assuming the acquisition had been completed on September 1, 2020, Putnam Retirement Advantage Maturity Fund’s pro forma results of operations for the prior fiscal year are as follows:

Net investment income	$144,651
Net gain on investments	$655,285
Net increase in net assets resulting from operations	$799,936

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam Retirement Advantage 2020 Fund that have been included in Putnam Retirement Advantage Maturity Fund’s Statement of operations for the current fiscal period.

120 Retirement Advantage Funds

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following funds hereby designate the following monies as a capital gain dividend with respect to the taxable year ended August 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Amount
2065 Fund	$9,778
2060 Fund	103,111
2055 Fund	310,492
2050 Fund	492,020
2045 Fund	970,785
2040 Fund	902,725
2035 Fund	1,164,666
2030 Fund	812,108
2025 Fund	264,557
Maturity Fund	143,147

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %
2065 Fund	11.69%
2060 Fund	11.32%
2055 Fund	11.12%
2050 Fund	10.97%
2045 Fund	10.83%
2040 Fund	10.58%
2035 Fund	10.12%
2030 Fund	10.14%
2025 Fund	11.77%
Maturity Fund	9.70%

For the reporting period, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %
2065 Fund	19.98%
2060 Fund	19.36%
2055 Fund	19.32%
2050 Fund	19.44%
2045 Fund	19.55%
2040 Fund	18.91%
2035 Fund	17.19%
2030 Fund	16.32%
2025 Fund	18.13%
Maturity Fund	9.92%

The Form 1099 that will be mailed to you in January 2023 will show the tax status of all distributions paid to your account in calendar 2022.

Retirement Advantage Funds 121

Shareholder meeting results (Unaudited)

July 28, 2022 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld
Liaquat Ahamed	22,080,483	829,312
Barbara M. Baumann	21,981,567	928,229
Katinka Domotorffy	21,993,412	916,383
Catharine Bond Hill	22,175,229	734,566
Kenneth R. Leibler	22,152,866	756,930
Jennifer Williams Murphy	22,208,428	701,367
Marie Pillai	22,118,577	791,219
George Putnam, III	22,137,368	772,428
Robert L. Reynolds	22,164,569	745,227
Manoj P. Singh	22,066,386	843,409
Mona K. Sutphen	22,032,417	877,378

All tabulations are rounded to the nearest whole number.

122 Retirement Advantage Funds

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed
Born 1952, Trustee since 2012

Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chair of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Barbara M. Baumann
Born 1955, Trustee since 2010, Vice Chair since 2022

Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; Director of three private, independent oil and gas exploration and production companies: Ascent Resources, LLC, Texas American Resources Company II, LLC, and IOG Resources, LLC; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy
Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill
Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Kenneth R. Leibler
Born 1949, Trustee since 2006, Vice Chair from 2016 to 2018, Chair since 2018

Principal occupations during past five years: Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chair of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chair and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

Jennifer Williams Murphy
Born 1964, Trustee since 2022

Principal occupations during past five years: Chief Executive Officer and Founder of Runa Digital Assets, LLC, an institutional investment advisory firm specializing in active management of digital assets. Until 2021, Chief Operating Officer of Western Asset Management, LLC, a global investment adviser, and Chief Executive Officer and President of Western Asset Mortgage Capital Corporation, a mortgage finance real estate investment trust.

Other directorships: Previously, a Director of Western Asset Capital Corporation.

Marie Pillai
Born 1954, Trustee since 2022

Principal occupations during past five years: Senior Advisor, Hunter Street Partners, LP, an asset-oriented private investment firm; Specialty Leader and Member of the Curriculum Committee of the Center for Board Certified Fiduciaries, a public benefit corporation providing coursework for developing fiduciaries. Until 2019, Vice President, Chief Investment Officer, and Treasurer of General Mills, Inc., a global food company.

Other directorships: Director of the Catholic Community Foundation of Minnesota; Investment Advisory Board Member of the University of Minnesota; Member of the Investment Committee of the Bush Foundation, a nonprofit organization supporting community problem-solving in Minnesota, North Dakota, and South Dakota; and previously, a Board Member of Catholic Charities of St. Paul and Minneapolis.

Retirement Advantage Funds 123

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of August 31, 2022, there were 100 funds in the Putnam fund complex, including 96 Putnam Funds and four funds in Putnam ETF Trust. Each Trustee serves as Trustee of all Putnam Funds. In addition to serving as Trustees of the Putnam Funds, Dr. Hill, Mses. Domotorffy and Sutphen, and Mr. Ahamed serve as Trustees of Putnam ETF Trust.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

124 Retirement Advantage Funds

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Alan G. McCormack (Born 1964)
Vice President and Chief Compliance Officer	Vice President and Derivatives Risk Manager
Since 2016	Since 2022
Chief Compliance Officer and Chief Risk Officer,	Head of Quantitative Equities and Risk,
Putnam Investments, and Chief Compliance Officer,	Putnam Investments
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Stephen J. Tate (Born 1974)
Since 2004	Vice President and Chief Legal Officer
Since 2021
Richard T. Kircher (Born 1962)	General Counsel, Putnam Investments,
Vice President and BSA Compliance Officer	Putnam Management, and Putnam Retail Management
Since 2019
Assistant Director, Operational Compliance, Putnam	Mark C. Trenchard (Born 1962)
Investments and Putnam Retail Management	Vice President
Since 2002
Martin Lemaire (Born 1984)	Director of Operational Compliance, Putnam
Vice President and Derivatives Risk Manager	Investments and Putnam Retail Management
Since 2022
Risk Manager and Risk Analyst, Putnam Investments

Susan G. Malloy (Born 1957)
Vice President and Assistant Treasurer
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Retirement Advantage Funds 125

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
International Value Fund
Large Cap Value Fund	State tax-free income funds:‡
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

126 Retirement Advantage Funds

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2060 Fund
Putnam PanAgora§	Putnam Retirement Advantage 2055 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2045 Fund
Asset Allocation	Putnam Retirement Advantage 2040 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2035 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2065 Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

§ Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Retirement Advantage Funds 127

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

128 Retirement Advantage Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam, III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Nancy E. Florek	Janet C. Smith
Ropes & Gray LLP	Vice President, Director of	Vice President,
	Proxy Voting and Corporate	Principal Financial Officer,
Independent Registered	Governance, Assistant Clerk,	Principal Accounting Officer,
Public Accounting Firm	and Assistant Treasurer	and Assistant Treasurer
PricewaterhouseCoopers LLP
	Michael J. Higgins	Stephen J. Tate
	Vice President, Treasurer,	Vice President and
	and Clerk	Chief Legal Officer

	Jonathan S. Horwitz	Mark C. Trenchard
	Executive Vice President,	Vice President
Principal Executive Officer,
and Compliance Liaison

This report is for the information of shareholders of Putnam Retirement Advantage Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of the underlying funds, which are described in their prospectuses. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

August 31, 2022	$149,513	$ —	$64,698	$ —
August 31, 2021	$140,000	$17,500*	$62,634	$ —

*	Fees related to a merger.

For the fiscal years ended August 31, 2022 and August 31, 2021, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $362,981 and $345,033 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

August 31, 2022	$ —	$298,283	$ —	$ —
August 31, 2021	$ —	$264,899	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith. In addition, the Code of Ethics of PanAgora Asset Management, Inc. is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: October 28, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: October 28, 2022